Baird Strategic Municipal Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 99.9%	Par	Value
Alabama - 3.0%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$295,000	$316,502
Alabama Housing Finance Authority
5.00%, 05/01/2026 (a)	1,000,000	1,001,377
5.75%, 04/01/2055 (Callable 04/01/2033)	2,950,000	3,181,607
Black Belt Energy Gas District
4.00%, 12/01/2052 (Callable 09/01/2029) (a)	1,000,000	993,246
5.00%, 05/01/2053 (a)	2,500,000	2,585,365
5.50%, 11/01/2053 (Callable 09/01/2028) (a)	1,200,000	1,260,868
City of Oxford AL, 3.70%, 09/01/2041 (Callable 04/30/2025) (a)	2,300,000	2,300,000
County of Jefferson AL, 5.00%, 09/15/2032 (Callable 03/15/2027)	1,665,000	1,706,642
County of Jefferson AL Sewer Revenue, 5.50%, 10/01/2053 (Callable 10/01/2033)	6,000,000	6,273,643
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250,000	258,476
5.00%, 12/01/2028	1,065,000	1,109,185
5.00%, 12/01/2030	750,000	788,954
5.00%, 12/01/2031	1,000,000	1,050,602
Industrial Development Board of the City of Mobile Alabama
2.50%, 06/01/2034 (Callable 04/01/2025) (a)	5,000,000	5,000,000
3.92%, 06/01/2034 (a)	2,000,000	2,013,612
Jacksonville Public Educational Building Authority
5.00%, 08/01/2032	1,000,000	1,081,376
5.00%, 08/01/2033	500,000	542,669
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	150,000	155,636
Southeast Alabama Gas Supply District, 5.00%, 04/01/2025	2,000,000	2,000,000
Southeast Energy Authority A Cooperative District
5.00%, 02/01/2027	555,000	568,156
5.00%, 08/01/2027	1,530,000	1,574,958
5.00%, 11/01/2030	1,790,000	1,847,901
5.00%, 11/01/2030	1,000,000	1,056,704
5.00%, 11/01/2035 (Callable 11/01/2034)	3,350,000	3,457,088
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	250,000	265,324
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	1,000,000	1,051,039
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	5,700,000	5,998,764
State of Alabama Docks Department, 5.00%, 10/01/2035 (Callable 10/01/2027) (b)	2,000,000	2,023,093
University of South Alabama
5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,024,471
5.00%, 04/01/2034 (Callable 04/01/2029)	1,005,000	1,055,669
		53,542,927

Alaska - 0.5%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	215,000	215,381
6.00%, 06/01/2054 (Callable 06/01/2033)	2,915,000	3,140,060
Alaska Industrial Development & Export Authority
5.00%, 01/01/2027 (Callable 07/01/2025) (b)	1,845,000	1,848,787
4.25%, 04/01/2031 (Callable 05/02/2025)	185,000	185,019
4.00%, 04/01/2032 (Callable 04/01/2029)	1,885,000	1,909,558
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2026 (b)	1,005,000	1,029,535
5.00%, 12/01/2027 (b)	400,000	414,788
5.00%, 12/01/2028 (Callable 12/01/2026) (b)	615,000	629,760
Southeast Alaska Power Agency, 5.25%, 06/01/2029 (Callable 05/02/2025)	150,000	150,263
University of Alaska, 5.00%, 10/01/2028 (Callable 10/01/2025)	110,000	110,623
		9,633,774

Arizona - 1.9%
Arizona Industrial Development Authority
2.47%, 07/01/2025	40,000	39,813
3.17%, 10/01/2025	30,000	29,663
4.00%, 07/15/2026 (c)	125,000	124,880
5.00%, 10/01/2028	110,000	112,623
5.00%, 11/01/2028 (Callable 05/01/2028)	765,000	805,195
4.75%, 12/15/2028 (Callable 12/15/2026) (c)	820,000	828,476
5.00%, 10/01/2029	10,000	10,262
1.78%, 09/01/2030 (a)(c)(d)	3,680,501	3,395,097
5.00%, 10/01/2030 (Callable 10/01/2029)	140,000	143,160
5.00%, 10/01/2030 (Callable 10/01/2026) (c)	105,000	100,814
3.63%, 05/20/2033	2,551,095	2,399,237
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,560,507
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2035 (Callable 07/01/2025)	1,000,000	1,002,815
5.00%, 07/01/2037 (Callable 07/01/2027)	1,500,000	1,539,170
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,068,414
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 04/22/2025)	75,000	74,908
4.00%, 05/15/2027 (Callable 04/22/2025)	175,000	172,767
2.13%, 07/01/2033 (Callable 07/01/2029) (b)	100,000	79,928
Industrial Development Authority of the City of Phoenix Arizona, 2.95%, 07/01/2026 (Callable 07/01/2025)	680,000	672,051
Maricopa County Industrial Development Authority
4.50%, 07/01/2025 (c)	50,000	49,830
5.00%, 07/01/2025	475,000	476,302
2.10%, 07/01/2026 (c)	650,000	630,306
5.00%, 07/01/2026	680,000	691,210
5.00%, 07/01/2027	710,000	731,008
5.25%, 07/01/2033 (Callable 07/01/2030) (c)	725,000	718,822
5.00%, 01/01/2035 (Callable 01/01/2027)	1,110,000	1,132,152
5.00%, 01/01/2038 (Callable 01/01/2027)	3,120,000	3,171,607
5.00%, 12/01/2041 (Callable 06/01/2034)	3,305,000	3,518,779
5.00%, 09/01/2042 (Callable 09/01/2028)	6,000,000	6,088,875
McAllister Academic Village LLC, 5.00%, 07/01/2035 (Callable 07/01/2026)	2,500,000	2,535,347
		33,904,018

Arkansas - 0.7%
Arkansas Development Finance Authority
5.00%, 02/01/2030	1,000,000	1,037,891
5.00%, 02/01/2031	1,150,000	1,194,377
0.00%, 07/01/2036	2,900,000	1,738,233
4.31%, 09/01/2044 (Callable 04/01/2025) (a)	5,000,000	5,000,000
5.00%, 07/01/2054 (Callable 07/01/2033)	990,000	1,032,032
Batesville Public Facilities Board, 5.00%, 06/01/2027	500,000	499,813
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	375,000	362,940
City of Prairie Grove AR, 1.75%, 06/01/2051 (Callable 12/01/2026)	325,000	309,918
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	605,000	476,031
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)	40,000	40,803
Henderson State University, 3.63%, 11/01/2033 (Callable 05/02/2025)	55,000	52,717
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 05/02/2025)	255,000	235,765
University of Arkansas, 5.00%, 11/01/2043 (Callable 11/01/2028)	1,035,000	1,056,917
		13,037,437

California - 5.0%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028)	25,000	25,601
California Community Choice Financing Authority
5.00%, 05/01/2029	1,285,000	1,351,802
5.25%, 01/01/2054 (Callable 10/01/2030) (a)	1,375,000	1,436,784
5.00%, 01/01/2056 (Callable 05/01/2033) (a)	5,000,000	5,422,980
California Enterprise Development Authority
5.00%, 06/01/2026	200,000	204,914
5.00%, 06/01/2027	440,000	460,475
5.00%, 06/01/2028	230,000	245,158
California Health Facilities Financing Authority
4.00%, 03/01/2033 (Callable 04/22/2025)	250,000	243,863
5.00%, 08/15/2037 (Callable 08/15/2027)	100,000	100,316
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027) (c)	2,500,000	2,533,936
3.75%, 03/25/2035	3,808,980	3,724,435
4.38%, 09/20/2036	1,477,364	1,463,616
3.60%, 08/01/2063 (Callable 02/01/2026) (a)	1,000,000	1,002,788
California Infrastructure & Economic Development Bank
4.00%, 11/01/2039 (Callable 11/01/2031)	630,000	606,526
3.98% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	200,000	199,290
California Public Finance Authority
2.38%, 11/15/2028 (Callable 04/22/2025) (c)	120,000	116,914
3.13%, 05/15/2029 (Callable 04/22/2025) (c)	3,250,000	3,149,274
6.38%, 06/01/2059 (Callable 06/01/2031) (c)	2,380,000	2,224,957
California School Finance Authority, 5.00%, 08/01/2029 (Callable 08/01/2025) (c)	275,000	275,471
California Statewide Communities Development Authority, 5.00%, 05/15/2034 (Callable 05/15/2026)	100,000	101,331
Calipatria Unified School District
0.00%, 08/01/2025	5,000	4,951
0.00%, 08/01/2027	165,000	151,189
Cathedral City Public Financing Authority, 0.00%, 08/01/2032	1,085,000	808,535
City of Los Angeles Department of Airports
5.00%, 05/15/2028 (b)	10,000,000	10,434,877
5.00%, 05/15/2029 (Callable 05/15/2027) (b)	1,375,000	1,413,882
5.00%, 05/15/2035 (Callable 05/15/2027) (b)	2,130,000	2,166,061
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)	100,000	100,591
City of Vernon CA Electric System Revenue, 5.00%, 04/01/2025	3,000,000	3,000,000
East County Advanced Water Purification Joint Powers Authority, 3.13%, 09/01/2026 (Callable 06/01/2026)	4,000,000	4,002,054
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033	2,572,234	2,469,512
4.00%, 12/25/2036 (a)	1,961,385	1,953,453
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	2,964,167	2,709,078
2.25%, 09/25/2037	5,198,070	4,314,789
3.16%, 12/25/2038	4,236,128	3,770,607
Golden West Schools Financing Authority, 0.00%, 08/01/2025	150,000	148,158
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	545,000	552,243
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,029,223
Long Beach Bond Finance Authority, 4.50% (3 mo. Term SOFR + 1.43%), 11/15/2026	700,000	705,633
Los Angeles Department of Water & Power
3.75%, 07/01/2034 (Callable 05/01/2025) (a)	2,450,000	2,450,000
5.00%, 07/01/2034 (Callable 01/01/2029)	735,000	770,664
5.00%, 07/01/2037 (Callable 07/01/2029)	1,400,000	1,459,988
5.00%, 07/01/2041 (Callable 01/01/2032)	525,000	551,412
Los Angeles Department of Water & Power Water System Revenue, 3.75%, 07/01/2050 (Callable 05/01/2025) (a)	4,000,000	4,000,000
Los Angeles Unified School District/CA
5.00%, 07/01/2040 (Callable 07/01/2025)	2,000,000	2,004,238
5.25%, 07/01/2042 (Callable 01/01/2028)	7,550,000	7,842,898
Mayers Memorial Hospital District
0.00%, 08/01/2025	130,000	127,979
0.00%, 08/01/2026	230,000	216,315
0.00%, 08/01/2029	165,000	134,356
0.00%, 08/01/2032	210,000	144,817
0.00%, 08/01/2034	260,000	156,973
Moreno Valley Unified School District/CA, 0.00%, 08/01/2025	150,000	148,387
Northern California Energy Authority, 5.00%, 08/01/2025	600,000	602,771
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026) (d)	90,000	90,815
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 06/01/2025)	100,000	100,228
Riverside County Asset Leasing Corp., 0.00%, 06/01/2026	2,000,000	1,928,827
Sacramento County Water Financing Authority, 3.62% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 05/02/2025)	2,520,000	2,443,280
San Ysidro School District, 0.00%, 08/01/2027	50,000	46,088
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026	315,000	298,418
		91,143,721

Colorado - 3.3%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	1,875,000	2,090,240
Arkansas River Power Authority
5.88%, 10/01/2026	545,000	558,512
5.00%, 10/01/2029 (Callable 10/01/2028)	725,000	744,645
5.00%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,020,901
Baseline Metropolitan District No 1, 4.25%, 12/01/2054 (Callable 12/01/2029)	1,350,000	1,263,653
City & County of Denver CO Airport System Revenue, 5.00%, 12/01/2031 (Callable 12/01/2028) (b)	1,500,000	1,561,293
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)	1,250,000	1,264,895
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027) (b)	3,410,000	3,412,229
Colorado Educational & Cultural Facilities Authority
5.00%, 01/15/2027	105,000	108,357
5.00%, 01/15/2028	275,000	288,751
5.00%, 10/01/2028 (Callable 10/01/2025)	1,950,000	1,816,396
5.00%, 01/15/2029	325,000	345,798
5.00%, 01/15/2030	395,000	424,647
2.00%, 09/01/2030 (Callable 09/01/2028)	415,000	376,918
5.00%, 10/01/2030 (Callable 10/01/2025)	100,000	89,614
5.00%, 07/01/2031	110,000	117,387
5.00%, 07/01/2032	230,000	245,385
5.00%, 07/01/2033	195,000	207,814
5.00%, 01/15/2035 (Callable 01/15/2034)	375,000	412,328
5.00%, 07/01/2035 (Callable 07/01/2034)	165,000	175,014
3.38%, 10/01/2035 (Callable 10/01/2025)	200,000	141,167
5.00%, 01/15/2036 (Callable 01/15/2034)	350,000	383,264
5.00%, 07/01/2036 (Callable 07/01/2034)	135,000	143,094
5.00%, 01/15/2037 (Callable 01/15/2034)	365,000	397,769
5.00%, 07/01/2037 (Callable 07/01/2034)	145,000	153,001
5.00%, 01/15/2038 (Callable 01/15/2034)	280,000	303,346
5.00%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,132,259
5.00%, 01/15/2039 (Callable 01/15/2034)	300,000	322,968
5.00%, 07/01/2039 (Callable 07/01/2034)	220,000	229,972
Colorado Health Facilities Authority
2.13%, 05/15/2028 (Callable 05/02/2025)	750,000	728,159
5.00%, 08/01/2028	490,000	518,747
2.63%, 05/15/2029 (Callable 05/02/2025)	1,000,000	958,624
3.50%, 05/15/2030 (Callable 05/02/2025)	1,700,000	1,614,588
5.25%, 05/15/2032 (Callable 05/15/2027)	550,000	560,082
5.25%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,097,559
5.00%, 08/01/2044 (Callable 08/01/2029)	170,000	171,589
5.00%, 11/15/2059 (a)	2,010,000	2,155,695
3.42% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	2,000,000	1,992,928
5.00%, 05/15/2062 (Callable 02/17/2026) (a)	4,000,000	4,096,779
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026) (a)	1,500,000	1,504,551
Colorado Springs School District No 11 Facilities Corp., 5.00%, 12/15/2043 (Callable 12/15/2033)	1,345,000	1,421,871
County of Adams CO, 4.00%, 12/01/2054 (Callable 12/01/2034)	1,200,000	1,086,803
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	2,000,000	2,045,168
Denver Health & Hospital Authority
4.00%, 12/01/2028 (Callable 05/02/2025)	100,000	99,995
5.00%, 12/01/2029 (Callable 12/01/2028)	500,000	517,465
5.00%, 12/01/2030 (Callable 12/01/2028)	350,000	360,790
5.00%, 12/01/2031 (Callable 12/01/2028)	375,000	385,060
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2032 (Callable 12/01/2030)	250,000	272,883
5.00%, 12/01/2033 (Callable 12/01/2030)	430,000	467,736
5.00%, 12/01/2037 (Callable 12/01/2030)	200,000	213,380
5.00%, 12/01/2038 (Callable 12/01/2030)	250,000	265,218
5.00%, 12/01/2039 (Callable 12/01/2030)	250,000	264,569
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	70,000	67,865
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2040 (Callable 11/01/2026)	4,945,000	5,038,034
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	6,900,000	7,062,672
Timnath Ranch Metropolitan District No 4
5.00%, 12/01/2039 (Callable 12/01/2034)	600,000	652,657
5.00%, 12/01/2044 (Callable 12/01/2034)	800,000	837,551
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 04/22/2025)	1,590,000	1,236,305
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	2,000,000	2,075,740
		59,502,680

Connecticut - 0.8%
City of New Haven CT, 5.00%, 08/01/2027	550,000	575,166
City of Waterbury CT, 5.00%, 11/15/2042 (Callable 11/15/2027)	500,000	510,393
Connecticut Housing Finance Authority
1.65%, 05/15/2028 (b)	1,230,000	1,124,377
3.30%, 11/15/2039 (Callable 11/15/2028)	845,000	745,207
3.50%, 11/15/2045 (Callable 05/15/2029)	680,000	676,109
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026	825,000	815,517
5.00%, 07/01/2027 (Callable 07/01/2026)	60,000	60,430
2.95%, 07/01/2049 (a)	2,000,000	1,994,254
2.80%, 07/01/2057 (a)	2,500,000	2,491,732
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029 (b)	1,080,000	1,132,298
5.00%, 11/15/2030 (b)	1,075,000	1,131,129
5.00%, 11/15/2031 (b)	750,000	792,291
5.00%, 11/15/2032 (b)	320,000	336,500
Stamford Housing Authority, 4.75%, 10/01/2032	2,000,000	2,006,780
Town of Sprague CT, 4.00%, 09/01/2025	55,000	55,120
		14,447,303

District of Columbia - 1.3%
District of Columbia
5.00%, 07/01/2027	125,000	129,164
5.00%, 04/01/2035 (Callable 04/01/2027)	795,000	809,416
5.00%, 06/01/2041 (Callable 12/01/2026)	1,000,000	1,013,536
District of Columbia Housing Finance Agency
5.00%, 03/01/2029 (Callable 02/01/2028) (a)	1,750,000	1,832,719
4.10%, 09/01/2046 (a)	3,000,000	3,055,273
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	6,585,000	7,077,433
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)	100,000	99,053
3.00%, 10/01/2057 (Callable 07/01/2027) (a)	1,180,000	1,169,654
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (Callable 10/01/2027) (b)	2,000,000	2,067,641
5.00%, 10/01/2033 (Callable 10/01/2028) (b)	500,000	516,060
5.00%, 10/01/2034 (Callable 10/01/2026) (b)	5,295,000	5,364,789
5.00%, 10/01/2037 (Callable 10/01/2027) (b)	1,000,000	1,017,399
		24,152,137

Florida - 4.4%
Broward County Housing Finance Authority, 5.00%, 10/01/2038	2,985,117	3,067,552
Capital Projects Finance Authority/FL, 5.00%, 10/01/2027	1,000,000	1,030,098
Capital Trust Agency, Inc., 3.38%, 07/01/2031 (c)	895,000	850,526
City of Apopka FL Utility System Revenue, 4.00%, 10/01/2026 (Callable 05/02/2025)	250,000	250,215
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)	325,000	359,557
5.00%, 10/01/2037 (Callable 10/01/2033)	520,000	571,822
5.00%, 10/01/2038 (Callable 10/01/2033)	325,000	356,180
5.65%, 03/01/2054 (Callable 03/01/2033)	3,750,000	4,029,750
City of Deerfield Beach FL, 5.25%, 12/01/2041 (Callable 12/01/2028)	1,020,000	1,061,408
City of Jacksonville FL, 2.87%, 08/01/2036 (Callable 05/01/2025) (a)	1,000,000	1,000,000
City of Miami FL, 5.00%, 01/01/2032 (Callable 01/01/2028) (c)	1,850,000	1,916,018
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 12/01/2025)	500,000	503,957
City of Tampa FL, 5.00%, 07/01/2037 (Callable 07/01/2026)	5,000,000	5,054,018
Collier County Educational Facilities Authority, 5.00%, 06/01/2025	1,450,000	1,451,586
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030) (a)	1,250,000	1,342,872
County of Miami-Dade FL
0.00%, 10/01/2034	1,000,000	691,303
0.00%, 10/01/2035	1,000,000	658,872
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2027 (b)	3,650,000	3,796,109
5.00%, 10/01/2028 (b)	4,100,000	4,293,532
County of Miami-Dade FL Rickenbacker Causeway Revenue, 5.00%, 10/01/2031 (Callable 05/02/2025)	160,000	160,123
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031) (b)	115,000	109,100
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029	800,000	675,469
County of Palm Beach FL, 5.00%, 04/01/2029 (c)	1,225,000	1,229,699
Florida Development Finance Corp.
4.00%, 06/15/2025	445,000	444,681
5.25%, 06/15/2029 (Callable 06/15/2027) (c)	2,000,000	2,004,952
5.00%, 08/15/2032 (c)	1,365,000	1,338,017
5.00%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,033,889
Florida Housing Finance Corp.
4.20%, 01/01/2045 (Callable 01/01/2028)	55,000	51,638
6.25%, 01/01/2055 (Callable 07/01/2033)	1,250,000	1,368,601
Florida Insurance Assistance Interlocal Agency, Inc., 3.61%, 09/01/2032 (Callable 04/01/2025) (a)	3,000,000	3,000,000
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 10/01/2025) (b)	1,005,000	1,012,173
5.00%, 10/01/2031 (Callable 10/01/2027) (b)	3,795,000	3,904,156
5.00%, 10/01/2036 (Callable 10/01/2027) (b)	1,000,000	1,017,672
Highlands County Health Facilities Authority, 2.87%, 11/15/2035 (Callable 05/01/2025) (a)	1,000,000	1,000,000
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	1,000,000	1,057,068
Lee County Housing Finance Authority, 3.55%, 08/01/2027 (Callable 05/02/2025) (a)	1,000,000	1,000,165
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027 (a)	2,645,000	2,651,054
3.40%, 04/01/2041 (Callable 04/22/2025) (a)	1,450,000	1,450,118
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028) (a)	2,100,000	1,881,380
Osceola County Housing Finance Authority, 3.40%, 04/01/2028 (a)	5,300,000	5,309,720
Palm Beach County Housing Finance Authority, 5.00%, 04/01/2026 (a)	1,000,000	1,000,000
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)	500,000	515,391
Pinellas County Industrial Development Authority, 5.00%, 07/01/2039 (Callable 07/01/2029)	1,000,000	996,549
Putnam County Development Authority/FL
5.00%, 03/15/2042 (Callable 05/01/2028)	2,500,000	2,532,035
5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,033,683
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 05/15/2025)	60,000	59,788
Seminole County School Board, 5.00%, 07/01/2034 (Callable 07/01/2026)	1,150,000	1,173,744
St Johns County Housing Finance Authority
3.55%, 07/01/2027 (Callable 05/02/2025) (a)	1,000,000	1,000,156
5.50%, 12/01/2028 (Callable 06/01/2026) (a)(c)	2,500,000	2,487,821
Sumter County Industrial Development Authority/FL, 5.00%, 07/01/2025 (Callable 05/02/2025)	500,000	500,600
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 05/02/2025)	1,495,000	1,496,019
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)	1,770,000	1,800,480
Volusia County Educational Facility Authority, 5.00%, 10/15/2029 (Callable 05/02/2025)	500,000	500,427
		80,081,743

Georgia - 2.0%
Bartow County Development Authority
3.95%, 12/01/2032 (a)	1,000,000	1,020,482
2.88%, 08/01/2043 (a)	2,110,000	2,104,320
Carrollton Payroll Development Authority, 5.00%, 07/01/2029	200,000	214,836
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)	670,000	663,578
Columbus County Housing Authority, 3.30%, 11/01/2028 (a)	1,150,000	1,151,535
Decatur Housing Authority
3.60%, 08/01/2028 (Callable 08/01/2027) (a)	2,000,000	2,016,255
3.25%, 09/01/2028 (Callable 09/01/2027) (a)	2,250,000	2,250,654
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	5,000,000	4,920,631
4.13%, 12/01/2034 (Callable 12/01/2031)	3,050,000	2,976,655
Development Authority of Appling County, 2.70%, 09/01/2041 (Callable 04/01/2025) (a)	2,500,000	2,500,000
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,051,983
Gainesville & Hall County Hospital Authority, 5.00%, 10/15/2030	1,625,000	1,767,233
Georgia Municipal Association, Inc., 4.00%, 01/01/2050 (Callable 01/01/2035)	2,000,000	1,839,634
Main Street Natural Gas, Inc.
5.00%, 12/01/2028	1,250,000	1,301,861
5.00%, 12/01/2028	150,000	156,223
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	1,175,000	1,184,682
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(c)	2,350,000	2,345,389
5.00%, 06/01/2053 (Callable 03/01/2030) (a)	2,400,000	2,506,413
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	1,000,000	1,049,999
South Regional Joint Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)	2,020,000	2,060,435
		37,082,798

Hawaii - 0.3%
City & County of Honolulu HI, 4.00%, 10/01/2031 (Callable 10/01/2025)	3,000,000	3,006,238
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 04/22/2025) (b)	2,685,000	2,694,703
		5,700,941

Idaho - 0.8%
Boise-Kuna Irrigation District, 5.00%, 06/01/2031 (Callable 05/02/2025)	2,090,000	2,091,844
Idaho Housing & Finance Association
3.00%, 05/01/2032	1,215,000	1,117,485
3.00%, 05/01/2032	960,000	892,412
3.00%, 05/01/2042 (Callable 05/01/2032)	425,000	324,222
5.00%, 05/01/2044 (Callable 05/01/2032)	425,000	426,523
5.75%, 05/01/2048 (Callable 05/01/2031)	500,000	521,756
5.00%, 05/01/2049 (Callable 05/01/2032)	665,000	655,603
6.00%, 07/01/2054 (Callable 01/01/2033)	4,930,000	5,391,987
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	516,276
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	2,050,000	2,065,858
		14,003,966

Illinois - 7.7%
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,630,000	3,790,328
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 05/01/2026)	1,080,000	1,081,691
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 05/02/2025)	180,000	177,581
Chicago Board of Education, 0.00%, 12/01/2025	1,000,000	974,953
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,081,258
Chicago Midway International Airport, 5.00%, 01/01/2027 (b)	445,000	456,413
Chicago O'Hare International Airport
5.00%, 01/01/2030 (b)	6,850,000	7,263,685
5.00%, 01/01/2031 (Callable 01/01/2027) (b)	1,000,000	1,021,208
5.00%, 01/01/2032 (Callable 01/01/2026) (b)	1,310,000	1,319,218
5.00%, 01/01/2032 (Callable 01/01/2027) (b)	1,000,000	1,020,080
5.00%, 01/01/2033 (Callable 01/01/2027) (b)	500,000	509,427
5.00%, 01/01/2034 (Callable 01/01/2026) (b)	975,000	980,814
5.00%, 01/01/2035 (Callable 01/01/2026) (b)	805,000	809,441
5.00%, 01/01/2036 (Callable 01/01/2032) (b)	500,000	522,568
5.50%, 01/01/2055 (Callable 01/01/2032) (b)	1,255,000	1,301,737
Chicago Park District, 5.25%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,318,611
City of Chicago IL
0.00%, 01/01/2029	4,125,000	3,577,728
3.40%, 06/01/2029 (Callable 06/01/2028) (a)	3,000,000	3,004,596
City of Chicago IL Wastewater Transmission Revenue
5.25%, 01/01/2042 (Callable 01/01/2027)	2,000,000	2,031,086
5.25%, 01/01/2042 (Callable 07/01/2032)	1,000,000	1,067,604
5.25%, 01/01/2043 (Callable 07/01/2032)	1,000,000	1,064,524
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2026)	100,000	103,166
5.00%, 11/01/2029 (Callable 11/01/2026)	1,055,000	1,076,905
5.00%, 11/01/2029 (Callable 11/01/2026)	390,000	398,218
5.00%, 11/01/2031 (Callable 11/01/2026)	1,845,000	1,878,911
City of Mount Vernon IL, 4.00%, 12/15/2032 (Callable 06/15/2030)	3,200,000	3,228,034
Cook County Community College District No 524 Moraine Valley, 3.00%, 06/01/2038 (Callable 06/01/2030)	530,000	463,331
Cook County Community Consolidated School District No 21 Wheeling, 3.00%, 12/01/2035 (Callable 12/01/2028)	830,000	744,104
Cook County Community Consolidated School District No 65 Evanston, 4.00%, 12/01/2030 (Callable 12/01/2028)	1,075,000	1,089,244
Cook County School District No 111 Burbank, 5.00%, 12/01/2032 (Callable 12/01/2027)	1,250,000	1,289,956
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027	35,000	31,965
Illinois Finance Authority
3.00%, 05/01/2025	70,000	69,948
5.00%, 09/01/2025	610,000	615,220
5.00%, 10/01/2025	150,000	150,963
5.00%, 03/01/2026	900,000	910,926
5.00%, 04/01/2026	200,000	203,141
5.00%, 02/15/2027	420,000	425,779
5.00%, 04/01/2027	305,000	313,705
5.00%, 08/01/2027	400,000	412,237
5.00%, 09/01/2027 (Callable 09/01/2026)	500,000	510,186
5.00%, 08/01/2028	600,000	623,918
5.00%, 02/15/2030 (Callable 08/15/2027)	1,125,000	1,138,568
4.00%, 05/01/2030 (Callable 05/01/2028)	275,000	273,056
5.00%, 05/15/2030 (Callable 05/15/2025)	25,000	25,010
5.00%, 10/01/2030	750,000	783,981
3.00%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,372,830
5.00%, 10/01/2031 (Callable 10/01/2030)	715,000	743,909
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	504,148
5.00%, 05/15/2032 (Callable 11/15/2028)	1,195,000	1,237,833
5.00%, 10/01/2032 (Callable 10/01/2030)	750,000	777,723
5.00%, 05/15/2033 (Callable 11/15/2028)	2,000,000	2,065,334
5.00%, 07/01/2033 (Callable 01/01/2027)	200,000	205,113
5.00%, 10/01/2033 (Callable 10/01/2030)	1,250,000	1,291,613
5.00%, 03/01/2034 (Callable 03/01/2027)	905,000	917,858
5.00%, 10/01/2035 (Callable 10/01/2030)	1,325,000	1,360,778
5.00%, 02/15/2037 (Callable 08/15/2027)	1,000,000	1,000,658
4.13%, 11/15/2037 (Callable 11/15/2025)	300,000	286,239
5.25%, 04/01/2039 (Callable 04/01/2034)	1,180,000	1,240,901
5.00%, 11/15/2039 (Callable 05/15/2025)	2,500,000	2,501,591
5.25%, 04/01/2043 (Callable 04/01/2034)	1,335,000	1,429,576
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	500,000	500,467
1.70%, 04/01/2031 (Callable 04/01/2029)	1,300,000	1,116,049
2.90%, 08/01/2031 (Callable 02/01/2026)	1,000,000	940,287
2.15%, 10/01/2041 (Callable 04/01/2030)	915,000	633,291
3.87% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 04/22/2025)	350,000	350,337
4.50%, 10/01/2052 (Callable 10/01/2030)	1,140,000	1,160,390
6.25%, 10/01/2054 (Callable 10/01/2032)	3,530,000	3,907,005
2.89%, 01/01/2064 (Callable 04/01/2025) (a)	1,000,000	1,000,000
Illinois Sports Facilities Authority
5.00%, 06/15/2030 (Callable 06/15/2029)	2,250,000	2,382,551
5.00%, 06/15/2030	1,500,000	1,557,705
5.00%, 06/15/2031	2,025,000	2,109,985
5.25%, 06/15/2031 (Callable 04/27/2025)	600,000	606,062
Joliet Park District
5.00%, 02/01/2028	200,000	209,500
5.00%, 02/01/2029	200,000	211,753
5.00%, 02/01/2030	245,000	262,081
5.00%, 02/01/2031	360,000	387,440
5.00%, 02/01/2032	200,000	216,729
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)	2,000,000	1,945,528
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 05/02/2025)	415,000	414,986
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)	160,000	172,505
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)	575,000	633,027
5.50%, 02/01/2034 (Callable 02/01/2030)	600,000	656,997
5.50%, 02/01/2035 (Callable 02/01/2030)	570,000	622,559
Madison County Community Unit School District No 8 Bethalto, 4.00%, 12/01/2032 (Callable 12/01/2028)	1,000,000	1,004,781
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2036 (Callable 12/01/2034)	685,000	742,035
5.00%, 12/01/2037 (Callable 12/01/2034)	580,000	624,492
5.00%, 12/01/2038 (Callable 12/01/2034)	830,000	887,233
5.00%, 12/01/2040 (Callable 12/01/2034)	855,000	899,981
5.00%, 12/01/2041 (Callable 12/01/2034)	475,000	495,889
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026	200,000	192,023
0.00%, 06/15/2027	5,400,000	4,995,952
5.50%, 06/15/2029	840,000	871,288
0.00%, 12/15/2034	2,000,000	1,333,382
Monroe & St Clair Counties Community Unit School District No 5 Waterloo, 5.00%, 04/15/2029 (Callable 04/15/2026)	1,630,000	1,658,942
Niles Park District, 3.00%, 12/01/2032 (Callable 05/02/2025)	570,000	535,977
Northern Illinois University
5.00%, 04/01/2030	450,000	474,768
5.00%, 10/01/2031 (Callable 04/01/2031)	450,000	476,777
4.00%, 10/01/2032 (Callable 04/01/2031)	500,000	502,160
5.00%, 04/01/2036 (Callable 04/01/2034)	500,000	528,287
5.00%, 04/01/2037 (Callable 04/01/2034)	600,000	630,725
Peoria Public Building Commission, 0.00%, 12/01/2025	1,000,000	973,488
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2032 (Callable 11/01/2026)	1,935,000	1,985,631
5.00%, 11/01/2035 (Callable 11/01/2026)	1,430,000	1,465,859
Regional Transportation Authority, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,000,000	1,017,164
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	125,000	135,487
5.00%, 01/01/2041 (Callable 01/01/2035)	800,000	848,129
5.00%, 01/01/2043 (Callable 01/01/2035)	1,000,000	1,046,678
5.00%, 01/01/2044 (Callable 01/01/2035)	500,000	520,088
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)	100,000	103,455
Southern Illinois University, 4.00%, 04/01/2030	1,575,000	1,604,929
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032	300,000	326,018
5.00%, 01/01/2033	260,000	283,400
5.00%, 01/01/2034	275,000	300,876
5.00%, 01/01/2035 (Callable 01/01/2034)	525,000	569,075
5.00%, 01/01/2035 (Callable 01/01/2034)	250,000	270,988
5.00%, 01/01/2036 (Callable 01/01/2034)	265,000	285,256
5.00%, 01/01/2036 (Callable 01/01/2034)	225,000	242,199
5.00%, 01/01/2037 (Callable 01/01/2034)	225,000	240,715
State of Illinois, 5.00%, 01/01/2026	50,000	50,692
University of Illinois
4.00%, 04/01/2034 (Callable 04/01/2025)	650,000	650,000
4.00%, 04/01/2035 (Callable 04/01/2026)	1,205,000	1,154,487
Upper Illinois River Valley Development Authority
5.00%, 12/01/2025	125,000	125,824
5.00%, 12/01/2028	75,000	78,066
4.00%, 01/01/2031 (Callable 01/01/2027) (c)	210,000	203,012
Village of Elk Grove Village IL, 5.00%, 01/01/2036 (Callable 01/01/2027)	1,000,000	1,022,667
Village of Hoffman Estates IL, 4.00%, 12/01/2027 (Callable 12/01/2025)	500,000	501,957
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	7,000,000	7,186,057
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 04/22/2025)	3,510,000	3,512,440
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028	310,000	280,697
0.00%, 01/01/2032	125,000	95,436
4.00%, 01/01/2034 (Callable 01/01/2029)	150,000	148,211
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2036 (Callable 01/15/2034)	330,000	355,794
5.00%, 01/15/2037 (Callable 01/15/2034)	350,000	375,549
5.00%, 01/15/2038 (Callable 01/15/2034)	365,000	389,408
5.00%, 01/15/2039 (Callable 01/15/2034)	190,000	201,835
5.00%, 01/15/2040 (Callable 01/15/2034)	200,000	211,182
5.00%, 01/15/2041 (Callable 01/15/2034)	215,000	225,599
5.00%, 01/15/2042 (Callable 01/15/2034)	220,000	228,565
Will County School District No 114 Manhattan, 5.50%, 09/01/2052 (Callable 01/01/2033)	3,000,000	3,169,591
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)	105,000	104,926
		139,414,483

Indiana - 1.6%
City of Elkhart IN Redevelopment District, 4.00%, 08/01/2028 (Callable 08/01/2025)	200,000	200,060
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)	1,630,000	1,592,697
City of Rockport IN, 3.13%, 07/01/2025	2,000,000	1,997,644
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	140,000	154,804
Gary Chicago International Airport Authority
5.00%, 02/01/2032	225,000	239,812
5.00%, 02/01/2033	330,000	352,550
5.00%, 02/01/2034	370,000	395,035
5.00%, 02/01/2035	390,000	417,101
5.00%, 02/01/2036 (Callable 02/01/2035)	325,000	346,087
Griffith Multi-School Building Corp., 5.00%, 07/15/2036 (Callable 07/15/2034)	710,000	783,868
Hammond Local Public Improvement Bond Bank
4.63%, 07/15/2029 (Callable 07/15/2028) (c)	595,000	592,656
5.50%, 07/15/2036 (Callable 07/15/2030)	1,500,000	1,576,852
Indiana Finance Authority
5.00%, 09/15/2026	1,015,000	1,031,657
5.00%, 04/01/2028	870,000	898,346
3.40%, 05/01/2028 (a)	1,000,000	999,785
5.75%, 06/01/2037 (Callable 12/01/2033)	600,000	664,180
5.75%, 06/01/2038 (Callable 12/01/2033)	635,000	700,127
5.75%, 06/01/2039 (Callable 12/01/2033)	670,000	737,766
5.00%, 06/01/2040 (Callable 12/01/2028)	1,000,000	1,017,133
5.75%, 06/01/2040 (Callable 12/01/2033)	710,000	775,929
5.75%, 06/01/2048 (Callable 12/01/2033)	1,630,000	1,742,180
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	150,000	151,182
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2030 (Callable 05/02/2025) (b)	1,250,000	1,251,096
Noblesville Community Development Corp., 5.00%, 08/01/2038 (Callable 02/01/2034)	2,300,000	2,445,117
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)	100,000	107,895
Plainfield Redevelopment Authority
5.00%, 02/01/2030	220,000	229,192
3.25%, 08/01/2032 (Callable 05/02/2025)	145,000	134,019
Posey County Redevelopment Authority, 5.00%, 07/15/2025	3,000,000	3,012,305
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)	1,495,000	1,525,633
Town of Plainfield IN Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)	435,000	417,199
West Lafayette School Building Corp.
3.00%, 07/15/2036 (Callable 07/15/2029)	1,650,000	1,471,014
5.00%, 01/15/2038 (Callable 07/15/2028)	1,000,000	1,037,567
		28,998,488

Iowa - 2.0%
City of Coralville IA, 4.50%, 06/01/2032 (Callable 05/02/2025)	2,000,000	1,923,939
City of Le Mars IA Water Revenue
5.00%, 06/01/2038 (Callable 06/01/2033)	1,425,000	1,515,192
5.00%, 06/01/2039 (Callable 06/01/2033)	1,500,000	1,587,589
5.00%, 06/01/2040 (Callable 06/01/2033)	1,575,000	1,656,789
5.00%, 06/01/2043 (Callable 06/01/2033)	1,480,000	1,536,272
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	1,000,000	1,000,715
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	4,000,000	4,030,523
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (c)	1,000,000	923,003
5.00%, 08/01/2042 (Callable 02/01/2035)	3,000,000	3,243,278
6.00%, 11/01/2042 (Callable 11/01/2041) (c)	4,500,000	4,401,026
4.00%, 07/01/2047 (Callable 07/01/2028)	125,000	125,765
3.25%, 07/01/2050 (Callable 07/01/2029)	70,000	69,305
5.50%, 07/01/2053 (Callable 01/01/2033)	2,365,000	2,500,931
Iowa Higher Education Loan Authority
5.00%, 10/01/2026	750,000	768,073
5.00%, 10/01/2037 (Callable 10/01/2030)	400,000	414,497
5.00%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,024,617
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2027 (b)	580,000	598,758
5.00%, 12/01/2028 (b)	580,000	604,253
5.00%, 12/01/2029 (b)	500,000	521,104
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)	245,000	242,808
4.00%, 04/01/2034 (Callable 04/01/2032)	255,000	251,102
4.25%, 04/01/2037 (Callable 04/01/2032)	170,000	166,949
4.35%, 04/01/2038 (Callable 04/01/2032)	470,000	462,328
4.40%, 04/01/2039 (Callable 04/01/2032)	510,000	498,943
4.50%, 04/01/2040 (Callable 04/01/2032)	535,000	522,351
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	5,160,000	5,253,892
		35,844,002

Kansas - 0.5%
City of Burlington KS, 4.30%, 03/01/2045 (Callable 03/03/2026) (a)	2,625,000	2,628,829
City of Goddard KS, 4.00%, 10/01/2026 (Callable 04/01/2026)	3,000,000	3,020,569
City of Maize KS, 4.00%, 10/01/2027 (Callable 10/01/2025)	1,560,000	1,561,621
City of Park City KS, 3.75%, 09/01/2026 (Callable 05/02/2025)	1,000,000	1,000,259
City of Wichita KS, 5.88%, 05/15/2050 (Callable 05/15/2031)	1,000,000	990,128
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027	210,000	188,307
		9,389,713

Kentucky - 2.1%
City of Columbia KY, 3.25%, 12/01/2028	50,000	47,529
County of Trimble KY
3.75%, 06/01/2033 (Callable 06/01/2027)	1,755,000	1,758,519
4.70%, 06/01/2054 (Callable 03/03/2027) (a)(b)	2,000,000	2,017,644
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)	1,220,000	1,307,163
5.00%, 08/01/2037 (Callable 08/01/2031)	1,000,000	1,067,310
Jefferson County School District Finance Corp., 2.00%, 06/01/2033 (Callable 06/01/2028)	3,170,000	2,629,057
Kenton County Airport Board
5.00%, 01/01/2032 (b)	1,750,000	1,872,863
5.00%, 01/01/2033 (b)	3,225,000	3,464,202
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025	125,000	122,475
5.00%, 07/01/2028 (Callable 07/01/2025)	2,335,000	2,342,685
5.00%, 06/01/2030 (Callable 06/01/2027)	50,000	50,673
5.00%, 08/15/2036 (Callable 08/15/2027)	2,940,000	3,011,995
5.00%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,290,878
Kentucky Municipal Power Agency, 5.00%, 09/01/2029 (Callable 09/01/2025)	1,000,000	1,006,620
Kentucky Public Energy Authority
5.00%, 12/01/2027	700,000	721,935
5.00%, 06/01/2029	700,000	730,029
5.00%, 12/01/2029 (Callable 09/01/2029)	1,000,000	1,046,926
4.00%, 12/01/2049 (Callable 06/01/2025) (a)	320,000	320,513
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	275,000	276,170
5.25%, 06/01/2055 (Callable 09/01/2029) (a)	3,250,000	3,434,017
Kentucky State Property & Building Commission
5.00%, 11/01/2028 (Callable 11/01/2026)	200,000	205,639
5.00%, 04/01/2037 (Callable 04/01/2027)	2,000,000	2,046,091
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)	320,000	341,492
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	1,775,000	1,811,016
Morehead State University, 5.00%, 04/01/2028 (Callable 05/02/2025)	455,000	455,727
University of Louisville
5.00%, 03/01/2033 (Callable 09/01/2026)	1,200,000	1,223,906
5.00%, 03/01/2034 (Callable 09/01/2026)	2,120,000	2,160,038
4.50%, 03/01/2035 (Callable 09/01/2026)	595,000	596,786
4.50%, 03/01/2036 (Callable 09/01/2026)	1,645,000	1,648,432
		39,008,330

Louisiana - 0.6%
City of Shreveport LA Water & Sewer Revenue, 5.00%, 12/01/2032 (Callable 12/01/2028)	880,000	907,130
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	2,220,000	2,295,770
5.00%, 07/01/2046 (Callable 02/01/2026) (a)	1,500,000	1,522,193
Louisiana Local Government Environmental Facilities & Community Development Auth, 3.02%, 04/01/2031 (Callable 05/02/2025) (c)	1,132,000	1,110,037
Louisiana Public Facilities Authority
5.00%, 05/15/2026	1,000,000	1,017,979
5.25%, 10/01/2029	735,000	778,938
5.00%, 05/15/2033 (Callable 05/15/2030)	350,000	369,526
5.25%, 10/01/2046 (Callable 10/01/2033)	405,000	412,511
New Orleans Aviation Board, 5.00%, 01/01/2029 (Callable 01/01/2027) (b)	750,000	765,138
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,567,884
		10,747,106

Maine - 0.4%
City of Lewiston ME, 1.50%, 02/15/2035 (Callable 02/15/2028)	1,435,000	1,045,781
Finance Authority of Maine
5.00%, 12/01/2025 (b)	200,000	201,723
5.00%, 12/01/2026 (b)	200,000	203,292
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	100,000	102,130
5.00%, 07/01/2034 (Callable 07/01/2030)	960,000	1,021,098
5.00%, 07/01/2035 (Callable 07/01/2030)	1,510,000	1,597,151
5.00%, 07/01/2036 (Callable 07/01/2030)	1,615,000	1,701,182
5.00%, 07/01/2037 (Callable 07/01/2030)	350,000	366,755
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	795,000	820,510
		7,059,622

Maryland - 0.6%
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	2,325,000	2,201,473
Maryland Community Development Administration
0.55%, 09/01/2026	555,000	524,806
3.75%, 03/01/2050 (Callable 03/01/2029)	1,210,000	1,211,094
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	100,000	103,658
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)	1,695,000	1,766,195
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)	1,145,000	1,244,312
State of Maryland Department of Transportation, 5.25%, 08/01/2049 (Callable 08/01/2034) (b)	4,000,000	4,165,068
		11,216,606

Massachusetts - 0.8%
Commonwealth of Massachusetts, 5.25%, 04/01/2047 (Callable 04/01/2027)	5,500,000	5,598,029
Massachusetts Development Finance Agency
5.00%, 07/15/2025	65,000	65,399
3.98%, 10/01/2030	135,000	129,086
5.00%, 07/01/2035 (Callable 07/01/2026)	2,000,000	2,027,837
5.00%, 07/01/2044 (Callable 07/01/2027)	575,000	576,745
Massachusetts Educational Financing Authority
4.25%, 07/01/2032 (b)	1,000,000	985,609
2.00%, 07/01/2037 (Callable 07/01/2031) (b)	1,825,000	1,632,938
4.25%, 07/01/2044 (Callable 07/01/2033) (b)	2,285,000	2,218,566
Massachusetts School Building Authority, 5.25%, 02/15/2048 (Callable 02/15/2028)	1,925,000	1,980,095
		15,214,304

Michigan - 2.6%
Ann Arbor School District, 3.00%, 05/01/2027	1,500,000	1,495,834
Betsie Lake Utilities Authority, 5.50%, 09/01/2054 (Callable 03/01/2035)	1,125,000	1,151,749
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 05/02/2025)	265,000	254,024
City of Detroit MI
5.25%, 05/01/2025	75,000	75,104
6.00%, 05/01/2039 (Callable 05/01/2033)	1,000,000	1,119,512
City of Wyandotte MI Electric System Revenue, 5.00%, 10/01/2035 (Callable 10/01/2025)	1,705,000	1,719,395
Flint Hospital Building Authority, 5.00%, 07/01/2029	130,000	133,812
Grand Rapids Public Schools, 5.00%, 11/01/2040 (Callable 05/01/2029)	1,800,000	1,859,245
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	3,500,000	3,555,445
Holly Area School District
5.00%, 05/01/2039 (Callable 05/01/2035)	175,000	191,691
5.00%, 05/01/2040 (Callable 05/01/2035)	155,000	168,269
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	369,555
5.00%, 05/01/2042 (Callable 05/01/2035)	365,000	388,724
5.00%, 05/01/2043 (Callable 05/01/2035)	755,000	798,792
Michigan Finance Authority
5.00%, 07/01/2025 (Callable 05/02/2025)	140,000	140,194
5.00%, 07/01/2026 (Callable 05/02/2025)	300,000	300,436
5.25%, 02/01/2027	770,000	779,265
5.00%, 07/01/2027 (Callable 07/01/2025)	160,000	160,684
5.00%, 08/31/2028	490,000	512,687
5.00%, 02/28/2029	400,000	420,115
5.00%, 08/31/2029	500,000	527,442
5.00%, 07/01/2030 (Callable 05/02/2025)	165,000	165,202
5.25%, 02/01/2032 (Callable 02/01/2027)	100,000	101,123
5.00%, 05/15/2032 (Callable 05/15/2025)	2,000,000	2,003,149
5.00%, 07/01/2032 (Callable 07/01/2025)	1,700,000	1,706,671
5.00%, 05/15/2033 (Callable 05/15/2025)	1,265,000	1,266,798
5.00%, 12/01/2037 (Callable 12/01/2027)	1,070,000	1,097,239
5.00%, 07/01/2039 (Callable 05/02/2025)	50,000	50,033
5.00%, 11/15/2041 (Callable 11/15/2026)	1,000,000	1,010,448
5.00%, 07/01/2044 (Callable 05/02/2025)	180,000	180,069
Michigan State Hospital Finance Authority, 5.00%, 11/15/2032 (Callable 05/15/2025)	255,000	255,475
Michigan State Housing Development Authority
3.70%, 04/01/2030 (Callable 04/01/2026)	2,335,000	2,339,512
6.00%, 06/01/2054 (Callable 06/01/2033)	4,910,000	5,291,000
Michigan Strategic Fund
4.13%, 08/01/2027 (b)	300,000	300,194
5.00%, 06/30/2032 (Callable 12/31/2028) (b)	265,000	271,586
5.00%, 12/31/2043 (Callable 12/31/2028) (b)	100,000	100,356
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)	1,000,000	947,525
Oakland University
5.00%, 07/01/2026 (Callable 07/01/2025)	1,465,000	1,466,870
5.00%, 07/01/2031 (Callable 07/01/2025)	1,520,000	1,521,552
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	435,000	450,912
Wayne County Airport Authority
4.00%, 12/01/2027 (b)	2,850,000	2,870,453
5.00%, 12/01/2027 (Callable 12/01/2025) (b)	1,000,000	1,008,609
5.00%, 12/01/2028 (Callable 12/01/2025) (b)	4,650,000	4,686,538
5.00%, 12/01/2029 (Callable 12/01/2027) (b)	295,000	304,954
5.00%, 12/01/2030 (Callable 12/01/2025) (b)	160,000	160,952
5.00%, 12/01/2032 (Callable 12/01/2025) (b)	1,750,000	1,756,542
		47,435,736

Minnesota - 1.4%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)	245,000	246,501
City of Coon Rapids MN, 5.60%, 12/01/2039	1,739,904	1,883,748
City of Maple Grove MN, 5.00%, 05/01/2031 (Callable 05/01/2027)	500,000	508,345
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2025)	200,000	200,936
5.00%, 11/15/2035 (Callable 11/15/2028)	2,000,000	2,073,225
5.00%, 11/15/2053 (Callable 11/15/2029) (a)	1,035,000	1,106,779
City of Virginia MN
5.00%, 12/15/2026 (Callable 06/15/2025)	5,110,000	5,119,364
4.25%, 02/01/2031	425,000	419,766
County of Washington MN, 2.38%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,296,208
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.33%, 08/25/2041 (Callable 08/25/2041) (a)	2,991,019	3,098,273
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2025	500,000	503,081
4.00%, 09/01/2031 (Callable 05/02/2025)	350,000	342,591
Metropolitan Council, 4.00%, 03/01/2042 (Callable 03/01/2033)	2,965,000	2,892,032
Minnesota Higher Education Facilities Authority, 5.00%, 10/01/2039 (Callable 10/01/2030)	100,000	104,844
Minnesota Housing Finance Agency
5.75%, 07/01/2053 (Callable 01/01/2033)	935,000	994,957
6.25%, 07/01/2054 (Callable 01/01/2033)	955,000	1,035,284
6.50%, 07/01/2054 (Callable 07/01/2033)	995,000	1,092,226
Southern Minnesota Municipal Power Agency, 0.00%, 01/01/2027	445,000	417,446
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,500,000	1,530,267
Washington County Community Development Agency, 3.68%, 09/01/2026 (Callable 04/22/2025) (a)	1,200,000	1,200,492
		26,066,365

Mississippi - 1.2%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 04/01/2026)	250,000	253,615
City of Oxford MS, 3.50%, 09/01/2029	50,000	47,556
City of Ridgeland MS, 3.00%, 10/01/2025	325,000	323,800
County of Hinds MS
4.00%, 08/01/2027	140,000	140,163
4.63%, 09/01/2054 (Callable 09/01/2029) (c)	1,500,000	1,420,978
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)	1,020,000	1,187,492
Harrison County School District, 3.00%, 06/01/2037 (Callable 06/01/2029)	1,500,000	1,296,084
Mississippi Development Bank
5.00%, 09/01/2025	615,000	617,223
5.00%, 11/01/2025	840,000	839,304
5.00%, 11/01/2026	780,000	780,930
5.00%, 11/01/2029 (Callable 11/01/2027)	105,000	104,890
5.00%, 06/01/2031 (Callable 06/01/2030)	1,250,000	1,343,132
5.00%, 06/01/2032 (Callable 06/01/2030)	1,425,000	1,519,582
5.00%, 06/01/2034 (Callable 06/01/2030)	1,445,000	1,526,993
5.00%, 11/01/2034 (Callable 11/01/2027)	1,830,000	1,869,735
Mississippi Home Corp.
3.45%, 12/01/2032	135,000	133,073
3.50%, 06/01/2033 (Callable 12/01/2032)	200,000	193,861
3.55%, 12/01/2033 (Callable 12/01/2032)	415,000	400,473
3.65%, 06/01/2034 (Callable 12/01/2032)	430,000	416,268
3.70%, 12/01/2034 (Callable 12/01/2032)	445,000	431,369
3.75%, 06/01/2035 (Callable 12/01/2032)	285,000	276,771
3.80%, 12/01/2035 (Callable 12/01/2032)	440,000	430,290
4.00%, 12/01/2043 (Callable 12/01/2026)	25,000	25,039
4.65%, 12/01/2044 (Callable 06/01/2033)	2,000,000	1,986,070
5.00%, 12/01/2052 (Callable 06/01/2031)	2,060,000	2,129,865
State of Mississippi Gaming Tax Revenue, 5.00%, 10/15/2035 (Callable 10/15/2025)	1,955,000	1,962,388
Vicksburg Warren School District, 5.00%, 03/01/2028	270,000	278,094
		21,935,038

Missouri - 2.5%
Boonville School District No R-1/MO
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,558,962
5.00%, 03/01/2044 (Callable 03/01/2029)	1,400,000	1,449,372
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	3,500,000	3,513,946
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)	200,000	200,883
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	110,000	114,461
City of University City MO
5.00%, 04/01/2027	590,000	610,444
5.00%, 04/01/2028	525,000	550,942
5.00%, 04/01/2030	660,000	705,521
5.00%, 04/01/2031	715,000	770,382
5.00%, 04/01/2032	700,000	759,710
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)	550,000	581,689
Cole County Reorganized School District No 2, 5.00%, 03/01/2040 (Callable 03/01/2029)	1,150,000	1,199,421
County of Platte MO, 3.00%, 03/01/2027 (Callable 05/02/2025)	200,000	193,830
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2027	810,000	804,141
5.00%, 09/01/2027	150,000	152,131
5.00%, 02/01/2030 (Callable 02/01/2026)	160,000	160,948
4.00%, 08/01/2030 (Callable 05/02/2025)	670,000	655,087
5.00%, 05/01/2031	1,195,000	1,188,510
5.00%, 05/01/2031	1,175,000	1,168,618
4.00%, 02/01/2032 (Callable 02/01/2029)	335,000	332,394
5.00%, 09/01/2034 (Callable 09/01/2029)	1,315,000	1,289,410
5.00%, 05/15/2036 (Callable 05/15/2026)	3,790,000	3,834,678
5.00%, 09/01/2038 (Callable 09/01/2028)	1,500,000	1,535,064
Kansas City Municipal Assistance Corp., 0.00%, 04/15/2031	625,000	491,699
Lincoln County Reorganized School District No R-4, 5.00%, 03/01/2037 (Callable 03/01/2029)	1,175,000	1,238,523
Missouri Housing Development Commission, 2.35%, 11/01/2046 (Callable 05/01/2030)	730,000	484,450
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2027	585,000	610,186
5.00%, 06/01/2028	650,000	689,953
5.00%, 06/01/2028	615,000	652,036
5.00%, 06/01/2030	715,000	778,774
5.00%, 06/01/2030	680,000	737,947
5.00%, 06/01/2030	360,000	383,032
5.00%, 06/01/2031	755,000	830,214
5.00%, 06/01/2031	710,000	776,988
5.00%, 06/01/2031	695,000	744,571
5.00%, 06/01/2032	790,000	875,989
5.00%, 06/01/2032	750,000	826,600
5.00%, 06/01/2032	730,000	787,243
Missouri Public Utilities Commission, 4.00%, 05/01/2026 (Callable 01/01/2026)	1,000,000	1,006,822
Orchard Farm R-V School District/MO, 5.25%, 04/01/2043 (Callable 04/01/2029)	2,695,000	2,774,485
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	105,000	105,076
5.00%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,015,651
3.00%, 07/15/2032 (Callable 07/15/2031)	1,570,000	1,455,974
3.00%, 07/15/2033 (Callable 07/15/2031)	1,000,000	911,260
4.00%, 06/01/2037 (Callable 12/01/2026)	45,000	41,877
5.00%, 04/01/2038 (Callable 04/01/2027)	595,000	604,048
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,015,760
St Louis School District, 4.00%, 04/01/2029 (Callable 04/01/2026)	1,000,000	1,006,654
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	1,000,000	992,218
		45,168,574

Montana - 0.1%
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)	115,000	87,255
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	1,635,000	1,681,764
		1,769,019

Nebraska - 0.6%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	1,500,000	1,565,175
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	1,055,000	820,784
City of Lincoln NE, 3.37%, 01/10/2048 (Callable 01/01/2028) (a)	3,450,000	3,446,876
County of Sarpy NE
1.63%, 06/01/2033 (Callable 06/23/2026)	1,000,000	797,013
1.63%, 06/01/2034 (Callable 06/23/2026)	1,765,000	1,365,982
1.75%, 06/01/2034 (Callable 06/01/2026)	2,295,000	1,799,867
Douglas County Hospital Authority No 2, 5.00%, 05/15/2026 (Callable 05/02/2025)	315,000	315,189
Madison County Hospital Authority No 1
5.00%, 07/01/2027	585,000	601,018
5.00%, 07/01/2032 (Callable 07/01/2025)	500,000	498,753
		11,210,657

Nevada - 0.3%
County of Clark NV, 3.75%, 01/01/2036 (a)	550,000	549,730
Henderson Public Improvement Trust/NV, 3.00%, 01/01/2026	95,000	94,952
Las Vegas Redevelopment Agency
3.13%, 06/15/2033 (Callable 06/15/2026)	50,000	43,893
3.25%, 06/15/2034 (Callable 06/15/2026)	990,000	863,538
Las Vegas Valley Water District, 5.00%, 06/01/2041 (Callable 06/01/2026)	1,455,000	1,473,973
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,500,000	1,824,674
State of Nevada Department of Business & Industry, 4.00%, 12/15/2025 (c)	450,000	448,655
		5,299,415

New Hampshire - 1.7%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	8,400,000	4,416,161
4.50%, 10/01/2033	2,750,000	2,790,004
5.38%, 12/15/2035 (Callable 06/15/2026) (c)	3,900,000	3,903,046
4.38%, 09/20/2036	2,603,049	2,600,932
4.00%, 10/20/2036	1,933,743	1,876,226
4.16%, 10/20/2041 (a)	1,991,979	1,872,198
New Hampshire Health and Education Facilities Authority Act
3.30%, 06/01/2038 (Callable 05/01/2027) (a)	2,000,000	2,005,506
3.30%, 06/01/2040 (Callable 05/01/2027) (a)	5,000,000	5,013,766
New Hampshire Housing Finance Authority
3.70%, 01/01/2027 (Callable 07/01/2026)	3,560,000	3,584,378
3.15%, 07/01/2027 (Callable 08/01/2026)	1,375,000	1,371,564
3.20%, 01/01/2028 (Callable 01/01/2027)	1,250,000	1,238,945
		30,672,726

New Jersey - 1.6%
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026) (a)	1,000,000	1,015,983
Madison Borough Board of Education, 1.00%, 08/15/2029	2,850,000	2,542,820
New Jersey Economic Development Authority
4.12% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 04/22/2025)	430,000	429,705
5.63%, 01/01/2052 (Callable 05/02/2025) (b)	1,000,000	1,000,957
New Jersey Educational Facilities Authority
5.00%, 07/01/2026 (Callable 07/01/2025)	595,000	597,528
5.00%, 07/01/2026 (Callable 07/01/2025)	70,000	70,307
5.00%, 07/01/2027	150,000	153,362
5.00%, 07/01/2028	125,000	128,732
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026 (Callable 07/01/2025)	1,095,000	1,098,771
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (b)	1,775,000	1,836,971
5.00%, 12/01/2027 (Callable 12/01/2026) (b)	1,400,000	1,430,996
5.00%, 12/01/2028 (Callable 06/01/2028) (b)	1,000,000	1,039,786
4.00%, 12/01/2044 (Callable 12/01/2033) (b)	300,000	276,934
4.25%, 12/01/2045 (Callable 12/01/2034) (b)	2,990,000	2,889,436
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,000,000	3,005,140
3.45%, 10/01/2026 (b)	920,000	920,762
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	235,000	223,156
0.00%, 12/15/2027	1,950,000	1,791,298
5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,030,627
New Jersey Turnpike Authority, 5.00%, 01/01/2027	2,500,000	2,590,952
Newark Housing Authority, 4.50%, 01/01/2028	125,000	127,405
River Dell Regional School District
1.00%, 09/01/2029	765,000	673,348
1.00%, 09/01/2030	800,000	681,553
1.00%, 09/01/2031	825,000	679,535
1.00%, 09/01/2032 (Callable 09/01/2031)	860,000	684,089
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 04/27/2025)	35,000	34,785
3.50%, 01/01/2032 (Callable 01/01/2026)	100,000	97,630
Township of Freehold NJ, 1.00%, 10/15/2031 (Callable 10/15/2028)	975,000	798,776
		28,851,344

New Mexico - 0.8%
City of Farmington NM, 3.88%, 06/01/2040 (a)	2,500,000	2,501,680
New Mexico Finance Authority, 8.25%, 12/01/2045 (Callable 12/01/2029) (b)(c)	4,500,000	4,499,047
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)	925,000	975,119
New Mexico Mortgage Finance Authority, 5.00%, 02/01/2042 (Callable 05/02/2025) (a)	2,000,000	2,005,156
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039 (Callable 05/01/2025) (a)	1,500,000	1,502,025
5.00%, 06/01/2054 (Callable 08/01/2030) (a)	1,500,000	1,584,670
Town of Clayton NM, 5.00%, 11/01/2026 (Callable 11/01/2025)	185,000	187,240
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027	350,000	363,554
		13,618,491

New York - 5.6%
Albany Capital Resource Corp., 5.00%, 05/01/2031 (Callable 05/01/2026)	125,000	126,089
Albany County Capital Resource Corp., 3.10%, 07/01/2030	200,000	186,164
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	2,000,000	2,000,000
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029) (c)	1,770,000	1,675,383
City of Amsterdam NY, 4.75%, 03/04/2026	3,760,000	3,782,622
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)	325,000	347,425
City of Poughkeepsie NY
4.00%, 04/15/2028	230,000	226,961
4.00%, 04/15/2030	250,000	244,791
Clinton County Capital Resource Corp.
5.00%, 07/01/2035 (Callable 07/01/2034) (c)	1,000,000	1,066,619
5.00%, 07/01/2037 (Callable 07/01/2034) (c)	1,000,000	1,059,295
4.75%, 07/01/2043 (Callable 07/01/2034) (c)	1,475,000	1,452,157
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 07/01/2026)	180,000	182,749
Huntington Local Development Corp., 4.00%, 07/01/2027	395,000	384,715
Long Island Power Authority, 5.00%, 09/01/2042 (Callable 09/01/2027)	2,500,000	2,561,548
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027) (a)	2,000,000	2,077,385
4.84%, 11/01/2040	2,614,730	2,665,798
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	1,410,000	1,007,231
2.50%, 11/01/2042 (Callable 11/01/2026) (a)(d)	1,500,000	1,174,181
2.10%, 11/01/2046 (Callable 07/01/2029) (a)	4,655,000	4,285,411
5.30%, 11/01/2053 (Callable 11/01/2031)	1,000,000	1,029,351
0.70%, 11/01/2060 (Callable 04/22/2025) (a)	1,325,000	1,315,137
0.90%, 11/01/2060 (Callable 04/22/2025) (a)	1,500,000	1,468,744
0.60%, 05/01/2061 (Callable 04/22/2025) (a)	2,765,000	2,742,644
3.80%, 11/01/2063 (Callable 06/01/2027) (a)	3,065,000	3,098,157
New York City Municipal Water Finance Authority
2.55%, 06/15/2033 (Callable 04/01/2025) (a)	5,290,000	5,290,000
5.00%, 06/15/2038 (Callable 06/15/2027)	3,000,000	3,091,626
5.00%, 06/15/2040 (Callable 12/15/2027)	200,000	205,922
New York City Transitional Finance Authority, 5.00%, 05/01/2040 (Callable 11/01/2034)	4,000,000	4,329,442
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2032 (Callable 07/15/2028)	1,900,000	1,994,565
4.00%, 07/15/2038 (Callable 07/15/2028)	200,000	196,570
5.00%, 07/15/2045 (Callable 07/15/2028)	3,500,000	3,548,135
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045 (Callable 11/01/2032)	5,000,000	5,392,520
New York State Dormitory Authority, 5.00%, 02/15/2042 (Callable 08/15/2027)	4,000,000	4,109,939
New York State Housing Finance Agency
0.75%, 05/01/2025 (Callable 04/22/2025)	715,000	712,794
0.75%, 11/01/2025 (Callable 04/22/2025)	630,000	618,043
1.65%, 05/15/2039	2,414,793	1,889,130
3.35%, 06/15/2054 (Callable 04/15/2027) (a)	1,000,000	999,721
0.65%, 11/01/2056 (Callable 04/22/2025) (a)	855,000	840,305
1.00%, 11/01/2061 (Callable 04/22/2025) (a)	1,550,000	1,477,228
New York Transportation Development Corp., 5.00%, 12/01/2027	100,000	104,242
Onondaga Civic Development Corp.
5.00%, 10/01/2025	240,000	238,942
3.63%, 10/01/2028 (Callable 10/01/2025)	155,000	143,562
5.00%, 10/01/2029 (Callable 10/01/2025)	220,000	211,464
4.13%, 10/01/2035 (Callable 10/01/2025)	1,135,000	949,962
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027	180,000	184,262
5.00%, 05/01/2029 (Callable 05/01/2027)	345,000	352,102
Orange County Funding Corp., 2.63%, 07/01/2025 (Callable 05/02/2025)	125,000	124,364
Port Authority of New York & New Jersey
5.00%, 10/15/2029 (Callable 10/15/2025) (b)	3,105,000	3,121,788
5.00%, 07/15/2030 (b)	100,000	106,682
5.00%, 10/15/2031 (Callable 10/15/2025) (b)	2,905,000	2,916,854
5.00%, 11/15/2034 (Callable 11/15/2026) (b)	1,000,000	1,013,029
5.00%, 05/01/2035 (Callable 05/02/2025) (b)	1,000,000	1,000,276
Salmon River Central School District, 4.00%, 06/27/2025	1,125,000	1,127,297
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)	195,000	194,470
Town of Ramapo NY
3.00%, 11/01/2027 (Callable 04/22/2025)	100,000	93,275
4.13%, 05/15/2028 (Callable 05/02/2025)	115,000	115,006
Town of Wallkill NY, 4.75%, 07/24/2025	10,000,000	10,039,524
Town of Watertown NY
4.25%, 04/10/2025	1,300,000	1,300,223
5.25%, 04/09/2026 (Callable 09/10/2025)	2,000,000	2,010,511
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2036 (Callable 05/15/2027)	1,565,000	1,606,572
Village of Freeport NY, 4.50%, 04/25/2025	3,253,831	3,257,095
		101,067,999

North Carolina - 0.5%
Inlivian, 4.00%, 04/01/2025	3,332,000	3,332,000
North Carolina Housing Finance Agency
4.00%, 07/01/2050 (Callable 01/01/2029)	965,000	970,473
6.25%, 01/01/2055 (Callable 07/01/2032)	980,000	1,060,792
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,250,000	1,268,408
University of North Carolina at Chapel Hill, 3.56% (SOFR + 0.65%), 12/01/2041 (Callable 04/22/2025)	1,950,000	1,949,644
		8,581,317

North Dakota - 1.9%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	10,000,000	9,994,698
City of Grand Forks ND, 5.00%, 12/01/2029	750,000	780,787
City of Horace ND
4.85%, 08/01/2026 (Callable 08/01/2025)	1,650,000	1,650,932
3.00%, 05/01/2027 (Callable 05/01/2026)	115,000	111,193
3.00%, 05/01/2029 (Callable 05/01/2026)	730,000	675,153
6.00%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,559,481
5.38%, 05/01/2050 (Callable 05/01/2033)	800,000	819,105
City of Mandan ND Sales Tax Revenue
4.00%, 09/01/2034 (Callable 05/02/2025)	765,000	750,433
3.00%, 09/01/2036 (Callable 05/02/2025)	370,000	313,478
City of Mayville ND
3.75%, 08/01/2025 (Callable 05/02/2025)	220,000	218,848
5.25%, 05/01/2038 (Callable 05/01/2031)	1,325,000	1,337,045
5.00%, 05/01/2044 (Callable 05/01/2031)	1,825,000	1,687,632
North Dakota Housing Finance Agency
5.00%, 07/01/2042 (Callable 07/01/2033)	1,000,000	1,041,465
4.25%, 01/01/2049 (Callable 01/01/2028)	80,000	80,435
North Dakota Public Finance Authority, 5.00%, 06/01/2040 (Callable 06/01/2025)	6,370,000	6,379,469
Williston Basin School District No 7
5.00%, 08/01/2033 (Callable 08/01/2032)	970,000	1,060,620
5.00%, 08/01/2036 (Callable 08/01/2032)	1,815,000	1,953,716
4.00%, 08/01/2039 (Callable 08/01/2032)	2,080,000	2,001,521
4.00%, 08/01/2040 (Callable 08/01/2032)	1,865,000	1,777,219
Williston Parks & Recreation District, 4.00%, 03/01/2032 (Callable 04/17/2025)	35,000	33,370
		34,226,600

Ohio - 3.1%
Anthony Wayne Local School District, 5.00%, 12/01/2042 (Callable 12/01/2025)	500,000	501,913
City of Chillicothe OH, 5.00%, 12/01/2037 (Callable 12/01/2027)	1,700,000	1,722,646
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026) (b)	1,210,000	1,234,208
City of Kirtland OH, 4.50%, 04/17/2025	1,000,000	1,000,580
City of Warrensville Heights OH, 4.50%, 06/25/2025 (c)	850,000	851,532
City of West Carrollton OH, 4.00%, 05/01/2025	2,535,000	2,536,828
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2026 (Callable 05/02/2025)	300,000	300,510
5.00%, 08/01/2033 (Callable 08/01/2032)	1,200,000	1,278,289
5.50%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,450,283
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 04/17/2025)	265,000	259,142
3.00%, 11/01/2028 (Callable 04/17/2025)	275,000	268,058
4.63%, 08/01/2042 (Callable 08/01/2034)	1,100,000	1,101,655
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)	100,000	102,921
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 04/22/2025)	250,000	250,288
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2028	1,000,000	1,074,653
County of Hardin OH, 4.00%, 05/01/2026	55,000	54,200
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	200,000	182,211
5.25%, 09/01/2049 (Callable 09/01/2034)	1,430,000	1,472,244
5.25%, 09/01/2054 (Callable 09/01/2034)	1,500,000	1,518,541
Cuyahoga Metropolitan Housing Authority, 2.00%, 12/01/2031 (Callable 12/01/2028)	3,420,000	2,928,865
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	2,795,000	2,434,651
Kings Local School District, 5.50%, 12/01/2062 (Callable 06/01/2032)	2,000,000	2,115,239
Lexington Local School District, 3.00%, 10/01/2044 (Callable 04/01/2029)	970,000	748,192
Northeast Ohio Medical University, 5.00%, 12/01/2026	100,000	102,203
Ohio Air Quality Development Authority
3.70%, 07/01/2028 (b)	1,250,000	1,247,237
3.70%, 10/01/2028 (b)	3,000,000	2,990,574
4.00%, 09/01/2030 (a)	2,150,000	2,169,915
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2032	1,190,000	1,239,445
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 05/02/2025) (c)	1,000,000	1,002,863
5.00%, 05/01/2027 (Callable 05/01/2026) (a)	500,000	509,465
6.00%, 03/01/2032	400,000	464,152
6.00%, 09/01/2033	280,000	328,629
6.00%, 03/01/2034	250,000	294,008
4.70%, 01/01/2043	1,750,000	1,743,979
2.45%, 09/01/2045 (Callable 09/01/2029)	550,000	381,171
4.50%, 03/01/2050 (Callable 09/01/2028)	560,000	567,059
Port of Greater Cincinnati Development Authority, 5.00%, 12/01/2048 (Callable 06/01/2034)	640,000	667,146
Reynoldsburg City School District, 4.92%, 09/01/2030	4,355,000	4,440,691
State of Ohio
5.00%, 12/31/2026 (Callable 06/30/2025) (b)	1,000,000	1,003,067
5.00%, 12/31/2027 (Callable 06/30/2025) (b)	950,000	952,976
5.00%, 12/31/2035 (Callable 06/30/2025) (b)	1,700,000	1,704,691
5.00%, 12/31/2039 (Callable 06/30/2025) (b)	2,030,000	2,033,938
3.05%, 01/15/2045 (Callable 04/01/2025) (a)	2,605,000	2,605,000
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	750,000	793,169
Triway Local School District, 4.00%, 12/01/2031 (Callable 12/01/2028)	1,005,000	1,016,329
University of Cincinnati
5.00%, 06/01/2030	585,000	637,862
5.00%, 06/01/2031	620,000	682,631
5.00%, 06/01/2032	500,000	554,891
		55,520,740

Oklahoma - 2.2%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)	1,080,000	1,149,205
Cache Educational Facilities Authority, 5.00%, 09/01/2034 (Callable 09/01/2033)	1,185,000	1,269,089
Caddo County Educational Facilities Authority, 5.00%, 09/01/2025	690,000	693,919
Canadian County Educational Facilities Authority
5.00%, 09/01/2029	1,005,000	1,077,149
5.25%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,775,597
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	2,000,000	2,026,307
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029	1,665,000	1,754,370
Love County Educational Facilities Authority, 4.75%, 09/01/2037 (Callable 09/01/2034)	1,135,000	1,092,349
Muskogee Industrial Trust
5.00%, 09/01/2027	275,000	283,147
4.00%, 09/01/2031 (Callable 09/01/2029)	500,000	495,345
4.00%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,451,916
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)	1,290,000	1,189,236
Oklahoma Development Finance Authority, 3.40%, 08/15/2031 (Callable 04/01/2025) (a)	2,250,000	2,250,000
Oklahoma Turnpike Authority
5.00%, 01/01/2042 (Callable 01/01/2036) (e)	1,750,000	1,847,438
5.00%, 01/01/2042 (Callable 01/01/2026)	1,135,000	1,151,168
5.50%, 01/01/2053 (Callable 01/01/2032)	7,960,000	8,513,000
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	1,955,000	1,851,248
Payne County Economic Development Authority, 4.25%, 09/01/2034	945,000	880,092
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026	200,000	201,791
4.00%, 09/01/2030	400,000	406,225
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026	4,000,000	3,877,453
2.00%, 04/01/2027 (e)	2,800,000	2,720,726
Tulsa Metropolitan Utility Authority, 0.05%, 04/01/2025	1,505,000	1,505,000
		40,461,770

Oregon - 1.7%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	3,000,000	3,247,415
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)	2,250,000	2,276,724
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	2,500,000	2,551,576
County of Crook OR
0.00%, 06/01/2033 (Callable 06/01/2032)	110,000	108,315
0.00%, 06/01/2037 (Callable 06/01/2032)	345,000	333,250
0.00%, 12/01/2046 (Callable 06/01/2032)	1,115,000	1,046,663
Hillsboro School District No 1J, 5.00%, 06/15/2036 (Callable 06/15/2027)	2,000,000	2,061,500
Lane County School District No 40 Creswell
0.00%, 06/15/2032	450,000	341,404
0.00%, 06/15/2033	400,000	289,618
0.00%, 06/15/2038 (Callable 06/15/2033)	1,675,000	912,651
Marion County School District No 1 Gervais/OR, 5.25%, 06/15/2049 (Callable 06/15/2034)	4,815,000	5,159,222
Metro/OR, 5.00%, 06/15/2042 (Callable 06/15/2027)	2,000,000	2,044,846
Oregon Health & Science University, 5.00%, 07/01/2046 (Callable 11/01/2031) (a)	860,000	931,786
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)	1,000,000	1,008,648
Oregon State Facilities Authority
5.00%, 10/01/2025	325,000	326,926
5.00%, 10/01/2027 (Callable 10/01/2026)	100,000	101,551
5.00%, 10/01/2028	150,000	155,946
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025) (c)	4,500,000	4,503,713
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 05/02/2025) (b)	70,000	66,985
3.60%, 07/01/2034 (Callable 05/02/2025)	700,000	673,061
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	744,563
4.00%, 01/01/2047 (Callable 07/01/2025)	25,000	25,005
4.00%, 07/01/2047 (Callable 07/01/2026)	100,000	100,128
3.50%, 01/01/2051 (Callable 01/01/2029)	75,000	74,665
Washington County School District No 13 Banks
0.00%, 06/15/2028	400,000	357,466
0.00%, 06/15/2029	450,000	386,561
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 04/22/2025)	195,000	192,024
		30,022,212

Pennsylvania - 6.0%
Allegheny County Hospital Development Authority, 5.00%, 04/01/2035 (Callable 04/01/2028)	1,200,000	1,229,939
Allegheny County Sanitary Authority, 5.00%, 12/01/2045 (Callable 12/01/2025)	2,500,000	2,518,862
Allentown City School District, 5.00%, 02/01/2032 (Callable 08/01/2029)	1,545,000	1,621,684
Bucks County Industrial Development Authority
5.00%, 07/01/2028	1,495,000	1,544,191
5.00%, 07/01/2029	500,000	519,589
Central Bradford Progress Authority, 3.51%, 12/01/2041 (Callable 04/01/2025) (a)	900,000	900,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 04/22/2025)	45,000	44,676
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,000,000	2,031,403
5.00%, 08/01/2030 (Callable 05/02/2025)	110,000	110,012
5.00%, 08/01/2035 (Callable 05/02/2025)	730,000	722,222
5.00%, 08/01/2045 (Callable 05/02/2025)	515,000	482,431
City of Bradford PA
4.00%, 11/01/2026 (Callable 11/01/2025)	415,000	416,912
4.00%, 11/01/2027 (Callable 11/01/2025)	370,000	371,429
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029	370,000	381,485
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,000,000	3,085,291
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2049 (Callable 09/01/2034)	4,425,000	4,716,067
City of York PA
5.00%, 11/15/2025	525,000	527,098
5.00%, 11/15/2026	205,000	207,245
5.00%, 11/15/2027	220,000	223,666
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	3,000,000	3,204,078
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 05/02/2025)	50,000	46,327
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 05/02/2025)	50,000	50,020
Dauphin County General Authority, 5.00%, 06/01/2035 (Callable 06/01/2026)	1,800,000	1,820,832
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (c)	760,000	760,877
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	4,250,000	4,307,354
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	6,000,000	5,379,025
Delaware River Joint Toll Bridge Commission, 5.00%, 07/01/2042 (Callable 07/01/2027)	3,250,000	3,311,838
Delaware River Port Authority, 5.00%, 01/01/2037 (Callable 05/02/2025)	3,000,000	3,001,744
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,519,620
Geisinger Authority, 5.00%, 02/15/2039 (Callable 02/15/2027)	1,150,000	1,166,672
Health Care Facilities Authority of Sayre, 3.72% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 05/02/2025)	2,355,000	2,315,874
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)	330,000	351,749
5.00%, 04/15/2035 (Callable 04/15/2032)	270,000	287,069
Indiana County Municipal Services Authority, 5.00%, 10/01/2030	270,000	287,767
Lancaster School District, 5.00%, 06/01/2044 (Callable 06/01/2033)	2,000,000	2,088,854
Latrobe Industrial Development Authority, 5.00%, 03/01/2026	260,000	261,472
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)	460,000	464,175
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)	910,000	833,200
Pennsylvania Economic Development Financing Authority, 5.00%, 03/15/2060 (Callable 09/15/2031) (a)	4,500,000	4,841,979
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2026	900,000	912,162
5.00%, 01/01/2027	1,100,000	1,134,495
0.00%, 01/01/2031	1,405,000	1,115,594
0.00%, 01/01/2037	3,495,000	2,100,903
Pennsylvania Higher Education Assistance Agency, 4.50%, 06/01/2043 (Callable 06/01/2031) (b)	1,105,000	1,091,971
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2025	200,000	200,252
5.00%, 05/01/2035 (Callable 05/01/2026)	2,000,000	2,011,056
5.00%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,224,688
5.00%, 08/15/2042 (Callable 08/15/2027)	2,500,000	2,537,680
5.00%, 08/15/2049 (Callable 08/15/2029)	1,000,000	1,012,179
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 10/01/2025)	155,000	130,455
5.50%, 10/01/2053	1,320,000	1,392,361
6.25%, 10/01/2053 (Callable 04/01/2033)	1,885,000	2,040,400
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027)	930,000	989,394
5.00%, 12/01/2036 (Callable 12/01/2027)	1,935,000	1,996,509
5.13%, 12/01/2039 (Callable 06/01/2029)	505,000	527,001
5.13%, 12/01/2040 (Callable 06/01/2029)	45,000	47,085
5.00%, 12/01/2041 (Callable 12/01/2025)	2,235,000	2,244,777
5.00%, 12/01/2041 (Callable 12/01/2027)	700,000	714,217
5.50%, 12/01/2042 (Callable 12/01/2026)	1,835,000	1,878,220
4.90%, 12/01/2044 (Callable 12/01/2026)	50,000	50,518
5.00%, 12/01/2044 (Callable 12/01/2029)	2,000,000	2,028,941
5.25%, 12/01/2045 (Callable 12/01/2025)	2,000,000	2,008,493
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,823,506
Philadelphia Gas Works Co., 5.00%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,027,117
Philadelphia Municipal Authority
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,019,090
5.00%, 04/01/2039 (Callable 04/01/2027)	1,000,000	1,018,232
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 06/01/2025)	90,000	90,292
Reading School District
0.00%, 01/15/2026	190,000	184,389
0.00%, 01/15/2027	50,000	46,640
Redevelopment Authority of the City of Philadelphia, 5.00%, 04/15/2027 (Callable 04/15/2025)	100,000	100,077
Ridley School District
5.00%, 11/15/2050 (Callable 05/15/2032)	3,500,000	3,583,683
5.00%, 11/15/2050 (Callable 05/15/2032)	2,000,000	2,042,945
School District of Philadelphia
5.00%, 09/01/2031 (Callable 09/01/2029)	1,000,000	1,059,599
5.00%, 09/01/2043 (Callable 09/01/2028)	1,500,000	1,529,410
State Public School Building Authority
5.00%, 12/01/2028 (Callable 12/01/2026)	15,000	15,533
5.00%, 06/01/2032 (Callable 12/01/2026)	1,575,000	1,617,178
5.00%, 12/01/2032 (Callable 12/01/2026)	1,600,000	1,641,800
5.00%, 06/01/2033 (Callable 12/01/2026)	2,250,000	2,307,309
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028	700,000	722,817
Westmoreland County Municipal Authority, 5.00%, 08/15/2049 (Callable 08/15/2033)	1,350,000	1,394,856
York County Industrial Development Authority/PA, 4.00%, 06/01/2029 (Callable 06/01/2025) (b)	795,000	788,029
		109,356,581

Rhode Island - 0.7%
City of Pawtucket RI, 4.50%, 10/24/2025	1,000,000	1,005,244
Providence Public Building Authority
5.00%, 09/15/2038 (Callable 09/15/2029)	2,470,000	2,542,596
5.25%, 09/15/2043 (Callable 09/15/2034)	1,000,000	1,067,143
5.25%, 09/15/2044 (Callable 09/15/2034)	1,000,000	1,062,485
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 05/02/2025)	500,000	500,228
Rhode Island Health and Educational Building Corp., 5.50%, 05/15/2049 (Callable 05/15/2034)	3,000,000	3,240,596
Rhode Island Housing & Mortgage Finance Corp.
1.70%, 04/01/2031 (Callable 04/01/2030)	150,000	128,775
2.10%, 10/01/2035 (Callable 10/01/2029)	590,000	460,488
3.35%, 10/01/2055 (Callable 10/01/2026) (a)	1,000,000	998,838
Rhode Island Student Loan Authority, 5.00%, 12/01/2028 (b)	1,175,000	1,219,238
		12,225,631

South Carolina - 1.5%
Charleston Housing Authority/SC, 5.00%, 12/01/2041 (Callable 12/01/2034)	1,450,000	1,398,639
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)	500,000	511,608
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	997,000	989,572
Newberry Investing in Children's Education, 5.00%, 12/01/2029 (Callable 05/10/2025)	500,000	501,072
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,000,000	2,002,274
5.75%, 11/15/2029 (Callable 05/15/2025)	1,000,000	999,849
4.00%, 08/15/2030 (Callable 08/15/2026)	130,000	128,707
5.00%, 05/01/2033 (Callable 05/01/2028)	1,750,000	1,814,243
5.25%, 08/15/2033 (Callable 08/15/2026)	350,000	354,511
5.00%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,030,128
South Carolina Public Service Authority
5.00%, 12/01/2031 (Callable 06/01/2026)	3,440,000	3,490,643
5.00%, 12/01/2032 (Callable 06/01/2026)	465,000	471,467
5.00%, 12/01/2037 (Callable 12/01/2026)	2,000,000	2,026,193
5.00%, 12/01/2040 (Callable 12/01/2034)	2,100,000	2,259,988
5.00%, 12/01/2042 (Callable 12/01/2034)	1,255,000	1,336,100
5.25%, 12/01/2049 (Callable 12/01/2034)	1,100,000	1,160,680
5.50%, 12/01/2054 (Callable 12/01/2034)	1,540,000	1,647,618
South Carolina State Housing Finance & Development Authority
5.00%, 04/01/2028 (Callable 04/01/2027) (a)	1,125,000	1,163,397
3.50%, 07/01/2043 (Callable 01/01/2026)	65,000	64,894
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2040 (Callable 10/01/2027)	1,205,000	1,232,780
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2025	1,085,000	1,064,699
0.00%, 10/01/2026	650,000	613,764
0.00%, 10/01/2031	500,000	378,917
		27,641,743

South Dakota - 0.4%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	250,000	233,315
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2032 (Callable 09/01/2027)	100,000	103,018
5.00%, 09/01/2040 (Callable 09/01/2027)	3,130,000	3,183,132
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	1,980,000	2,144,703
Viborg-Hurley School District No 60-6
5.00%, 08/01/2040 (Callable 08/01/2033)	540,000	575,797
5.00%, 08/01/2044 (Callable 08/01/2033)	680,000	705,415
		6,945,380

Tennessee - 2.1%
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,810,556
5.00%, 04/01/2036 (Callable 04/22/2025)	2,000,000	2,000,542
Cleveland Health & Educational Facilities Board, 4.20%, 05/01/2040	3,000,000	2,903,949
Cleveland Housing Authority, 4.00%, 08/01/2026 (a)(c)	300,000	300,353
Johnson City Health & Educational Facilities Board, 5.13%, 07/01/2025 (Callable 05/02/2025)	1,740,000	1,756,884
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2029 (Callable 09/01/2026)	325,000	329,425
5.00%, 09/01/2030 (Callable 09/01/2026)	925,000	936,088
5.00%, 09/01/2031 (Callable 09/01/2026)	100,000	101,037
3.30%, 12/01/2043 (a)	646,000	646,933
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	50,000	49,888
5.00%, 07/01/2035 (Callable 07/01/2026)	7,325,000	7,398,147
5.00%, 05/01/2036 (Callable 05/01/2033)	800,000	857,596
New Memphis Arena Public Building Authority
0.00%, 04/01/2028	1,990,000	1,899,783
0.00%, 04/01/2031	1,670,000	1,561,653
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2030 (Callable 05/01/2027)	1,440,000	1,474,336
5.00%, 05/01/2035 (Callable 05/01/2027)	2,165,000	2,201,555
Tennergy Corp./TN
5.50%, 12/01/2028	1,000,000	1,053,550
5.50%, 10/01/2053 (Callable 09/01/2030) (a)	1,000,000	1,051,399
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	125,000	127,140
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 04/22/2025)	1,205,000	1,189,715
2.05%, 07/01/2036 (Callable 07/01/2030)	425,000	323,182
2.90%, 07/01/2039 (Callable 01/01/2029)	605,000	499,843
3.85%, 07/01/2043 (Callable 07/01/2027)	1,475,000	1,327,780
4.00%, 07/01/2048 (Callable 01/01/2027)	415,000	415,924
4.50%, 07/01/2049 (Callable 01/01/2028)	15,000	15,160
6.25%, 01/01/2054 (Callable 07/01/2032)	1,550,000	1,678,320
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026) (a)	3,561,000	3,657,838
		37,568,576

Texas - 11.3%
Allen Independent School District, 5.00%, 02/15/2031 (Callable 02/15/2026)	1,000,000	1,015,548
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 05/02/2025)	1,675,000	1,680,115
5.00%, 02/15/2032 (Callable 05/02/2025)	1,500,000	1,504,070
4.88%, 06/15/2056 (Callable 06/15/2025) (a)(c)	1,250,000	1,251,939
Austin Convention Enterprises, Inc., 5.00%, 01/01/2028 (Callable 01/01/2027)	450,000	451,537
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)	1,900,000	1,930,810
5.00%, 10/01/2035 (Callable 10/01/2027)	1,310,000	1,322,232
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)	825,000	849,653
Boerne Independent School District
3.85%, 12/01/2043 (a)	2,905,000	2,951,053
4.00%, 02/01/2054 (a)	1,000,000	1,020,441
Brazos Higher Education Authority, Inc.
2.35%, 04/01/2040 (Callable 04/01/2030) (b)	5,000	4,946
4.00%, 04/01/2045 (Callable 04/01/2034) (b)	4,225,000	3,780,640
Central Texas Turnpike System, 0.00%, 08/15/2026	1,750,000	1,672,501
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 05/02/2025)	105,000	104,362
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026) (b)	3,200,000	3,238,310
5.00%, 11/15/2035 (Callable 11/15/2026) (b)	1,805,000	1,825,526
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2025	300,000	302,410
5.00%, 09/01/2026	250,000	256,881
5.00%, 09/01/2027	200,000	209,739
City of Brownsville TX
5.00%, 02/15/2026	180,000	183,218
5.00%, 02/15/2027	250,000	259,405
5.00%, 02/15/2028	225,000	237,461
5.00%, 02/15/2029	400,000	427,863
5.00%, 02/15/2030	520,000	562,490
5.00%, 02/15/2031	585,000	639,454
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)	100,000	109,409
City of Celina TX
5.00%, 09/01/2026	411,000	419,124
5.00%, 09/01/2027	278,000	286,879
5.00%, 09/01/2033 (Callable 09/01/2032)	562,000	597,218
5.00%, 09/01/2034 (Callable 09/01/2032)	376,000	398,982
5.00%, 09/01/2035 (Callable 09/01/2032)	318,000	335,683
City of Dallas Housing Finance Corp.
5.00%, 08/01/2027 (Callable 08/01/2026) (a)	1,785,000	1,826,285
5.00%, 07/01/2042 (Callable 01/01/2027) (a)	1,570,000	1,616,584
City of Fort Worth TX
5.00%, 09/01/2031	746,000	799,996
5.00%, 09/01/2032 (Callable 09/01/2031)	787,000	840,770
5.00%, 09/01/2033 (Callable 09/01/2031)	828,000	879,038
5.00%, 09/01/2034 (Callable 09/01/2031)	872,000	923,545
City of Houston TX, 5.00%, 03/01/2031 (Callable 03/01/2027)	2,385,000	2,456,534
City of Houston TX Airport System Revenue
5.00%, 07/01/2026 (b)	1,010,000	1,031,513
5.00%, 07/01/2032 (Callable 07/01/2028) (b)	795,000	823,014
5.00%, 07/01/2032 (Callable 07/01/2028) (b)	120,000	124,229
5.00%, 07/01/2035 (Callable 07/01/2028) (b)	1,400,000	1,439,368
5.00%, 07/01/2039 (Callable 07/01/2028)	3,000,000	3,094,799
5.00%, 07/01/2041 (Callable 07/01/2028) (b)	750,000	759,867
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2026 (Callable 05/02/2025)	765,000	766,174
City of Levelland TX, 5.00%, 08/15/2036 (Callable 08/15/2032)	355,000	377,944
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)	475,000	505,229
City of Magnolia TX, 5.70%, 09/01/2046 (c)	460,000	448,505
City of Odessa TX, 4.00%, 03/01/2039 (Callable 03/01/2028)	1,000,000	875,159
City of Portland TX, 5.00%, 08/15/2039 (Callable 08/15/2033)	1,250,000	1,332,043
City of San Antonio TX, 3.00%, 08/01/2029 (Callable 08/01/2028)	3,000,000	2,917,426
City of San Antonio TX Electric & Gas Systems Revenue, 5.50%, 02/01/2049 (Callable 08/01/2034)	5,000,000	5,441,091
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	700,000	713,477
5.00%, 04/01/2028	115,000	120,858
5.00%, 04/01/2029	1,000,000	1,061,069
3.95%, 12/01/2032 (Callable 05/02/2025)	225,000	220,025
4.25%, 12/01/2034 (Callable 05/02/2025)	410,000	402,518
5.75%, 08/15/2045 (Callable 08/15/2025)	20,000	20,094
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)	560,000	585,317
4.50%, 09/01/2032 (Callable 10/01/2029)	1,110,000	1,150,977
4.50%, 09/01/2034 (Callable 10/01/2029)	1,335,000	1,372,230
5.00%, 09/01/2038 (Callable 10/01/2029)	620,000	636,325
County of Wise TX
5.00%, 08/15/2026	330,000	335,154
5.00%, 08/15/2027	505,000	518,500
Dallas Fort Worth International Airport, 4.00%, 11/01/2038 (Callable 11/01/2030)	100,000	100,451
Dallas Independent School District
5.00%, 02/15/2055 (a)	3,625,000	3,909,827
5.00%, 02/15/2055 (a)	3,500,000	3,804,918
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050 (a)	3,000,000	3,053,251
Ector County Independent School District, 4.00%, 08/15/2049 (a)	3,020,000	3,079,252
EP Cimarron Ventanas PFC
4.00%, 12/01/2034	1,600,000	1,554,939
4.13%, 12/01/2039 (Callable 12/01/2034)	2,000,000	1,900,773
EP La Privada PFC, 4.50%, 06/01/2040 (Callable 06/01/2035)	1,600,000	1,528,754
EP Tuscany Zaragosa PFC, 4.00%, 12/01/2033 (Callable 12/01/2028)	1,825,000	1,786,094
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	9,000,000	9,145,547
Fourth Ward Redevelopment Authority
5.00%, 09/01/2030	255,000	273,818
5.00%, 09/01/2031	325,000	350,833
5.00%, 09/01/2032	315,000	341,128
5.00%, 09/01/2033	250,000	271,916
Freddie Mac Multifamily ML Certificates, 3.72%, 01/25/2040 (a)	2,948,829	2,924,569
Frisco Independent School District, 0.00%, 08/15/2029	100,000	85,861
Galena Park Independent School District, 0.00%, 08/15/2026	1,525,000	1,462,395
Generation Park Management District, 4.00%, 09/01/2028 (Callable 09/01/2025)	125,000	125,452
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 05/02/2025)	95,000	89,434
Grand Parkway Transportation Corp.
5.85%, 10/01/2047 (Callable 10/01/2028)	3,000,000	3,162,486
5.00%, 10/01/2052 (Callable 01/01/2028) (a)	4,000,000	4,192,007
Green Valley Special Utility District
7.00%, 09/15/2030	615,000	731,758
7.00%, 09/15/2031	545,000	661,404
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)	205,000	250,811
Harris County Cultural Education Facilities Finance Corp., 4.00%, 11/15/2029 (Callable 05/15/2026)	285,000	286,368
Harris County Hospital District, 2.92%, 02/15/2042 (Callable 04/01/2025) (a)	4,900,000	4,900,000
Harris County Municipal Utility District No 165
5.00%, 03/01/2035 (Callable 03/01/2031)	665,000	710,878
5.00%, 03/01/2036 (Callable 03/01/2031)	690,000	734,517
Houston Independent School District, 3.50%, 06/01/2039 (a)	1,750,000	1,749,825
Hunt Memorial Hospital District Charitable Health, 5.00%, 02/15/2030	1,000,000	1,027,818
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)	3,000,000	3,122,771
Katy Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2027)	1,950,000	1,982,907
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)	1,000,000	1,038,141
Kerrville Health Facilities Development Corp., 5.00%, 08/15/2025	925,000	929,269
Lake Dallas Independent School District, 0.00%, 08/15/2026	2,000,000	1,918,154
Love Field Airport Modernization Corp., 5.00%, 11/01/2029 (Callable 11/01/2025) (b)	2,140,000	2,152,626
Lower Colorado River Authority, 4.75%, 01/01/2028	5,000	5,135
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	170,000	161,428
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029	345,000	383,421
6.00%, 09/01/2030 (Callable 09/01/2029)	290,000	316,217
6.50%, 09/01/2030 (Callable 09/01/2029)	360,000	399,807
6.50%, 09/01/2031 (Callable 09/01/2029)	380,000	421,562
6.50%, 09/01/2032 (Callable 09/01/2029)	170,000	188,019
Melissa Independent School District
5.00%, 02/01/2029	175,000	187,957
5.00%, 02/01/2031	250,000	275,421
New Hope Cultural Education Facilities Finance Corp.
4.63%, 10/01/2030 (Callable 10/01/2026)	1,500,000	1,496,086
5.25%, 10/01/2030 (Callable 10/01/2026)	1,000,000	997,672
North Texas Higher Education Authority, Inc., 4.13%, 06/01/2045 (Callable 06/01/2031) (b)	2,150,000	2,026,542
North Texas Tollway Authority
0.00%, 01/01/2030	380,000	319,678
0.00%, 01/01/2035	3,240,000	2,205,330
0.00%, 01/01/2036	1,690,000	1,100,290
0.00%, 01/01/2037	5,050,000	3,145,879
Northlake Municipal Management District No 1, 6.75%, 03/01/2029	395,000	439,520
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2026)	2,500,000	2,530,251
Ponder Independent School District, 4.00%, 02/15/2051 (a)	2,000,000	2,035,109
Port Freeport TX
5.00%, 06/01/2028 (Callable 06/01/2025) (b)	1,090,000	1,091,576
5.00%, 06/01/2029 (Callable 06/01/2025) (b)	1,145,000	1,146,447
Port Neches-Groves Independent School District/TX, 2.00%, 02/15/2034 (Callable 02/15/2029)	2,115,000	1,733,188
Pottsboro Independent School District/TX, 4.00%, 02/15/2052 (a)	2,800,000	2,832,007
PSC/TX, 3.75%, 12/01/2040	2,375,000	2,332,248
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027) (a)	5,000,000	5,097,982
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)	1,250,000	1,299,165
St George Place Redevelopment Authority, 4.00%, 09/01/2025	100,000	100,055
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)	3,000,000	2,998,481
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	200,000	197,575
5.00%, 11/15/2026	290,000	294,012
5.00%, 11/15/2027	1,300,000	1,327,377
5.00%, 11/15/2027 (Callable 11/15/2026)	1,000,000	1,013,277
2.75%, 02/15/2036 (Callable 04/22/2025) (a)(d)	5,385,000	4,951,211
5.00%, 07/01/2038 (Callable 01/01/2029)	2,000,000	2,057,303
5.00%, 07/01/2043 (Callable 01/01/2029)	4,000,000	4,038,885
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	500,000	469,016
Texas Department of Housing & Community Affairs, 3.38%, 09/01/2039 (Callable 09/01/2028)	2,050,000	1,833,118
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2030	125,000	130,604
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)	1,470,000	1,613,195
Texas Municipal Gas Acquisition and Supply Corp. I, 4.51% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 04/01/2025)	500,000	500,181
Texas Municipal Gas Acquisition and Supply Corp. II, 3.93% (3 mo. Term SOFR + 1.05%), 09/15/2027	1,790,000	1,799,308
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)	400,000	427,091
5.25%, 05/01/2039 (Callable 05/01/2033)	500,000	527,676
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)	200,000	195,152
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)	5,000,000	5,131,547
University of Houston
2.00%, 02/15/2032 (Callable 02/15/2030)	2,095,000	1,799,813
5.00%, 02/15/2036 (Callable 02/15/2026)	1,900,000	1,925,609
Uptown Development Authority, 5.00%, 09/01/2034 (Callable 09/01/2026)	1,275,000	1,280,389
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	568,361
5.00%, 12/01/2039 (Callable 12/01/2029)	330,000	337,989
5.00%, 12/01/2042 (Callable 12/01/2029)	890,000	900,651
6.00%, 12/01/2043 (Callable 12/01/2029)	100,000	101,735
Waller County Road Improvement District No 1
6.00%, 03/01/2027	270,000	281,942
6.00%, 03/01/2028	285,000	303,373
6.00%, 03/01/2029	300,000	324,757
6.00%, 03/01/2030 (Callable 03/01/2029)	315,000	340,063
6.00%, 03/01/2031 (Callable 03/01/2029)	330,000	355,387
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 05/02/2025)	45,000	44,998
Yoakum Independent School District
5.00%, 02/15/2027	120,000	124,670
5.00%, 02/15/2028	190,000	201,066
5.00%, 02/15/2029	230,000	247,162
5.00%, 02/15/2031	575,000	633,727
5.00%, 02/15/2032	305,000	339,613
		205,470,814

Utah - 1.5%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2027 (b)	700,000	723,862
5.00%, 07/01/2030 (Callable 07/01/2027) (b)	1,500,000	1,541,699
5.00%, 07/01/2034 (Callable 07/01/2027) (b)	1,000,000	1,021,588
5.00%, 07/01/2042 (Callable 07/01/2027)	6,345,000	6,445,644
County of Utah UT, 5.00%, 05/15/2041 (Callable 05/15/2026)	1,245,000	1,256,324
Nebo School District Local Building Authority, 2.00%, 07/01/2032 (Callable 07/01/2030)	1,880,000	1,603,005
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)	1,250,000	961,909
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	157,352
4.00%, 10/15/2030	875,000	868,812
4.00%, 04/15/2032	1,000,000	1,004,368
4.00%, 04/15/2032	755,000	753,419
4.50%, 04/15/2037 (Callable 05/02/2025)	150,000	150,040
5.00%, 04/15/2037 (Callable 04/15/2026)	270,000	271,755
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	155,000	155,071
4.50%, 10/21/2052	5,465,776	5,215,562
6.00%, 12/21/2052	789,282	816,298
6.00%, 02/21/2053	864,759	895,839
6.50%, 05/21/2053	964,870	1,013,999
6.00%, 06/21/2053	1,331,113	1,373,298
6.50%, 08/21/2053	90,242	94,461
6.50%, 01/01/2054 (Callable 07/01/2032)	995,000	1,086,742
		27,411,047

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2038 (Callable 06/01/2026)	1,000,000	1,007,076
Vermont Housing Finance Agency, 5.25%, 11/01/2052 (Callable 05/01/2032)	951,000	990,528
Vermont Student Assistance Corp., 5.00%, 06/15/2026 (b)	50,000	50,806
		2,048,410

Virginia - 0.6%
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)	3,250,000	3,372,348
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	1,500,000	1,556,056
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	3,000,000	3,056,790
Northern Virginia Transportation Authority, 5.00%, 06/01/2030 (Callable 05/02/2025)	780,000	781,351
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,000,000	1,022,633
Virginia Resources Authority, 5.00%, 11/01/2045 (Callable 11/01/2025)	1,180,000	1,185,294
Virginia Small Business Financing Authority, 5.00%, 01/01/2035 (Callable 07/01/2027)	100,000	104,620
		11,079,092

Washington - 2.7%
City of Marysville WA, 5.00%, 12/01/2044 (Callable 06/01/2028)	1,100,000	1,124,951
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 06/01/2025)	2,000,000	2,005,572
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	100,000	108,288
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/22/2025) (a)	1,905,000	1,861,687
County of Lewis WA, 3.00%, 12/01/2026 (Callable 04/22/2025)	100,000	99,296
Grant County Public Hospital District No 2, 5.50%, 12/01/2044 (Callable 06/01/2034)	930,000	961,102
King County Housing Authority
5.16%, 11/01/2025	1,888,727	1,900,598
5.00%, 01/01/2028 (Callable 01/01/2027)	1,000,000	1,028,469
4.00%, 11/01/2033 (Callable 11/01/2029)	600,000	605,713
King County Public Hospital District No 1
5.00%, 12/01/2028 (Callable 12/01/2026)	225,000	231,764
5.00%, 12/01/2030 (Callable 12/01/2026)	400,000	410,188
Kitsap County School District No 303 Bainbridge Island, 4.00%, 12/01/2027 (Callable 06/01/2027)	1,000,000	1,019,669
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)	500,000	535,209
5.25%, 12/01/2044 (Callable 12/01/2033)	695,000	724,761
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	230,269
5.00%, 01/01/2029 (Callable 01/01/2028)	165,000	172,169
5.00%, 01/01/2038 (Callable 01/01/2029)	300,000	308,535
5.00%, 01/01/2039 (Callable 01/01/2028)	500,000	508,828
Pierce County School District No 10 Tacoma, 5.00%, 12/01/2026 (Callable 04/22/2025)	800,000	800,838
Port of Seattle WA
5.00%, 05/01/2036 (Callable 05/01/2027) (b)	4,500,000	4,589,175
5.25%, 07/01/2042 (Callable 07/01/2034) (b)	2,080,000	2,204,560
Seattle Housing Authority
4.00%, 09/01/2025 (Callable 04/22/2025)	3,000,000	3,001,418
2.50%, 06/01/2041 (Callable 06/01/2031)	950,000	696,906
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,496,492
Tacoma Metropolitan Park District
5.00%, 12/01/2025	2,060,000	2,089,356
5.00%, 12/01/2025 (Callable 04/22/2025)	245,000	245,260
5.00%, 12/01/2025 (Callable 04/22/2025)	25,000	25,027
5.00%, 12/01/2026	95,000	98,307
4.00%, 12/01/2027 (Callable 12/01/2026)	605,000	614,974
4.00%, 12/01/2028 (Callable 12/01/2026)	25,000	25,368
University of Washington, 5.00%, 12/01/2035 (Callable 12/01/2026)	2,400,000	2,451,456
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)	3,000,000	2,963,356
4.25%, 02/01/2038 (Callable 02/01/2035)	3,000,000	2,934,451
Washington Health Care Facilities Authority
5.00%, 08/15/2028 (Callable 08/15/2027)	95,000	97,775
5.00%, 12/01/2031 (Callable 12/01/2030) (c)	200,000	213,503
4.00%, 07/01/2036 (Callable 07/01/2025)	135,000	128,700
5.00%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,528,742
5.00%, 08/01/2044 (Callable 08/01/2029)	2,000,000	2,019,476
5.00%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,651,758
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027	100,000	103,300
Washington State Housing Finance Commission, 4.00%, 06/01/2050 (Callable 06/01/2029)	225,000	226,112
Whatcom County Public Utility District No 1
5.00%, 12/01/2027 (b)	450,000	466,287
5.00%, 12/01/2031 (b)	2,335,000	2,482,385
5.00%, 12/01/2032 (b)	825,000	880,342
		49,872,392

West Virginia - 0.3%
Glenville State College, 4.00%, 06/01/2027	625,000	610,929
West Virginia Housing Development Fund, 5.00%, 08/01/2027 (Callable 04/01/2027) (a)	2,000,000	2,068,261
Wyoming County Board of Education
5.00%, 06/01/2031	1,230,000	1,334,687
5.00%, 06/01/2032	1,305,000	1,424,487
		5,438,364

Wisconsin - 4.6%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)	5,500,000	5,114,537
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)	720,000	765,452
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2029 (Callable 06/01/2026)	2,005,000	2,015,705
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,041,783
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,788,133
Pardeeville Area School District/WI, 4.00%, 08/29/2025	1,200,000	1,201,370
Public Finance Authority
5.25%, 06/01/2025 (c)	1,200,000	1,202,186
5.00%, 05/15/2026 (Callable 05/15/2025) (c)	1,660,000	1,663,986
5.00%, 10/01/2028 (c)	1,750,000	1,781,356
9.00%, 11/01/2028 (Callable 11/01/2027) (c)	925,000	984,397
5.50%, 12/15/2028 (Callable 06/01/2025)	1,000,000	1,004,016
5.00%, 03/01/2029 (Callable 03/01/2026)	1,080,000	1,095,594
0.00%, 09/01/2029 (Callable 09/01/2026) (c)	1,623,000	1,182,849
6.13%, 12/15/2029 (Callable 12/15/2027) (c)	1,100,000	1,090,635
5.25%, 12/01/2030	1,060,000	1,124,485
0.00%, 12/15/2030 (Callable 12/15/2026) (c)	3,675,000	2,624,566
4.00%, 01/01/2033 (Callable 07/01/2029)	605,000	605,751
5.00%, 03/01/2033 (Callable 03/01/2026)	5,900,000	5,977,714
4.00%, 06/01/2033 (Callable 06/01/2025)	70,000	68,742
4.00%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,145,459
5.00%, 10/01/2034 (Callable 10/01/2029) (c)	1,500,000	1,510,078
5.00%, 10/01/2044 (Callable 04/01/2029)	5,000,000	5,070,855
6.25%, 04/01/2045 (Callable 04/01/2035) (c)	1,000,000	987,306
5.25%, 12/01/2054 (Callable 12/01/2034)	2,250,000	2,168,651
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)	1,395,000	1,143,471
Village of Kewaskum WI
5.00%, 04/01/2029	165,000	171,564
5.00%, 04/01/2035 (Callable 04/01/2033)	265,000	269,745
4.50%, 04/01/2039 (Callable 04/01/2033)	645,000	608,948
Waunakee Community School District
2.50%, 04/01/2025	250,000	250,000
3.63%, 04/01/2030 (Callable 04/01/2028)	3,000,000	2,998,909
Wisconsin Center District
0.00%, 12/15/2038 (Callable 12/15/2030)	1,000,000	529,253
5.25%, 12/15/2061 (Callable 12/15/2030) (c)	1,100,000	1,076,231
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2025	230,000	229,496
4.00%, 08/15/2026	475,000	471,914
5.00%, 08/01/2027 (Callable 07/01/2026) (c)	4,250,000	4,319,231
5.00%, 11/01/2027 (Callable 11/01/2026)	745,000	757,558
5.00%, 02/15/2029 (Callable 02/15/2026)	2,080,000	2,104,850
5.00%, 11/01/2029 (Callable 11/01/2026)	580,000	593,906
3.00%, 02/15/2031 (Callable 02/15/2026)	55,000	49,569
5.00%, 04/01/2033 (Callable 10/01/2028)	1,000,000	1,045,274
4.00%, 07/01/2036 (Callable 07/01/2029)	1,000,000	981,422
4.00%, 09/15/2036 (Callable 09/15/2027)	580,000	548,498
4.00%, 09/15/2036 (Callable 09/15/2027)	775,000	732,907
5.00%, 10/01/2039 (Callable 10/01/2034)	900,000	933,710
4.38%, 11/01/2039 (Callable 11/01/2034)	3,830,000	3,795,970
5.00%, 11/15/2039 (Callable 05/15/2026)	2,100,000	2,119,402
5.00%, 10/01/2040 (Callable 10/01/2034)	500,000	517,197
5.00%, 02/15/2047 (Callable 02/15/2027)	750,000	715,206
4.00%, 02/15/2050 (Callable 02/15/2027)	80,000	68,747
5.00%, 02/15/2051 (Callable 08/15/2026) (a)	245,000	249,449
5.50%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,853,086
6.00%, 10/01/2054 (Callable 10/01/2032)	2,000,000	2,027,970
6.13%, 10/01/2059 (Callable 10/01/2032)	1,000,000	1,019,745
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028) (c)	160,000	147,066
4.38%, 07/01/2037 (Callable 07/01/2028) (c)	480,000	402,306
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 4.00%, 03/01/2048 (Callable 03/01/2027)	10,000	10,028
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 05/01/2025) (a)	1,170,000	1,170,440
3.88%, 11/01/2054 (Callable 11/01/2025) (a)	4,250,000	4,264,887
		84,393,561
TOTAL MUNICIPAL BONDS (Cost $1,822,974,160)		1,814,485,693

SHORT-TERM INVESTMENTS - 1.4%		Value
Money Market Funds - 1.4%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.03% (f)	25,686,406	25,686,406
TOTAL SHORT-TERM INVESTMENTS (Cost $25,686,406)		25,686,406

TOTAL INVESTMENTS - 101.3% (Cost $1,848,660,566)		1,840,172,099
Liabilities in Excess of Other Assets - (1.3)%		(23,710,200)
TOTAL NET ASSETS - 100.0%		$1,816,461,899
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2025, the total value of securities subject to the AMT was $172,282,931 or 9.5% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $77,381,591 or 4.3% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Strategic Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,814,485,693	$–	$1,814,485,693
Money Market Funds	25,686,406	–	–	25,686,406
Total Investments	$25,686,406	$1,814,485,693	$–	$1,840,172,099

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.